First Trust Managed Municipal ETF (FMB)
Portfolio of Investments
July 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 98.2%
	Alabama – 3.2%
$225,000	AL Cmnty Clg Sys Brd of Trustees Rev Bishop St Cmnty Clg, BAM	4.00%	01/01/35	$237,545
775,000	AL Federal Aid Hwy Fin Auth Spl Oblig Rev, Ser A, GARVEE	5.00%	09/01/32	892,795
500,000	AL St Port Auth Docks Facs Rev Ref Docks Facs Rev, Ser A, AGM, AMT	5.00%	10/01/25	540,365
2,380,000	AL St Port Auth Docks Facs Rev Ref Docks Facs Rev, Ser A, AGM, AMT	5.00%	10/01/29	2,637,809
940,000	Birmingham AL Wtrwks Brd Wtr Rev Ref Sr, Ser A	4.00%	01/01/34	1,025,713
2,325,000	Birmingham AL Wtrwks Brd Wtr Rev Ref, Subser B	5.00%	01/01/43	2,633,019
370,000	Black Belt Energy Gas Dist AL Gas Prepay Rev Proj #5, Ser A-1	4.00%	04/01/26	381,590
7,070,000	Black Belt Energy Gas Dist AL Gas Prepay Rev Proj #5, Ser A-1 (Mandatory put 10/01/26)	4.00%	10/01/49	7,263,867
1,000,000	Black Belt Energy Gas Dist AL Gas Proj Rev Gas Proj Rev Bonds, Proj No 7, Ser C-1 (Mandatory put 12/01/26)	4.00%	10/01/52	1,021,180
1,000,000	Black Belt Energy Gas Dist AL Gas Proj Rev Gas Proj, Ser E	5.00%	06/01/26	1,076,382
6,950,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser B-1 (Mandatory put 10/01/27)	4.00%	04/01/53	7,090,158
1,625,000	Black Belt Energy Gas Dist AL Gas Sply Rev Ref, Ser D1 (Mandatory put 06/01/27)	4.00%	07/01/52	1,690,169
4,600,000	Columbia AL Indl Dev Brd Poll Control Rev Var Ref AL Pwr Co Proj, Ser B (a)	1.95%	12/01/37	4,600,000
415,000	Gulf Shores AL Ref Warrants, Ser A	5.00%	12/15/35	465,947
310,000	Gulf Shores AL Ref Warrants, Ser A	5.00%	12/15/38	346,363
400,000	Homewood AL Eductnl Bldg Auth Rev Ref Samford Univ Proj, Ser A	4.00%	12/01/33	414,301
950,000	Homewood AL Eductnl Bldg Auth Rev Ref Samford Univ Proj, Ser A	4.00%	12/01/34	978,407
450,000	Infirmary Hlth Sys AL Spl Care Facs Fing Auth Rev Infirmary Hlth Sys Inc, Ser A	5.00%	02/01/36	470,330
930,000	Leeds AL Pub Eductnl Bldg Auth Eductnl Facs Rev Ref Edu, AGM	4.00%	04/01/29	986,108
695,000	Leeds AL Pub Eductnl Bldg Auth Eductnl Facs Rev Ref Edu, AGM	4.00%	04/01/30	735,439
1,445,000	Lower AL Gas Dist Gas Proj Rev, Ser A	5.00%	09/01/31	1,603,636
1,000,000	Midcity Impt Dist AL Spl Assmnt Rev	4.50%	11/01/42	850,451
440,000	Mobile AL Impt Dist Sales Tax Rev McGowin Park Proj, Ser A	5.00%	08/01/25	441,025
500,000	Mobile Cnty AL Impt Warrants	5.00%	08/01/30	546,841
1,105,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref	4.00%	11/01/30	977,836
1,565,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref	4.00%	11/01/31	1,361,025
1,605,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref	4.00%	11/01/32	1,372,745
1,395,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref	4.00%	11/01/33	1,172,911
1,765,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref	4.00%	11/01/34	1,458,441
1,840,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref	4.00%	11/01/35	1,495,079
110,000	SE AL St Gas Sply Dist Gas Sply Rev Proj #1, Ser A (Mandatory put 04/01/24)	4.00%	04/01/49	112,089
3,000,000	SE AL St Gas Sply Dist Gas Sply Rev Proj #2, Ser A (Mandatory put 06/01/24)	4.00%	06/01/49	3,063,454
6,050,000	SE Energy Auth AL Cmdy Sply Rev Proj #1, Ser A (Mandatory put 10/01/28)	4.00%	11/01/51	6,164,003
2,000,000	SE Energy Auth AL Cmdy Sply Rev Proj #4, Ser B-1 (Mandatory put 08/01/28)	5.00%	05/01/53	2,143,222
1,040,000	Troy AL Ref Warrants, BAM	4.00%	07/01/35	1,052,694
105,000	UAB Medicine Fin Auth AL Rev Ref UAB Medicine, Ser B	5.00%	09/01/34	112,950
5,000,000	UAB Medicine Fin Auth AL Rev Ref UAB Medicine, Ser B2	5.00%	09/01/41	5,294,291

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Alabama (Continued)
$300,000	UAB Medicine Fin Auth AL Rev UAB Medicine Oblig Grp, Ser B	5.00%	09/01/31	$344,126
				65,054,306
	Alaska – 0.2%
1,880,000	AK St Indl Dev & Export Auth Pwr Rev Ref Snettisham Hydroelectric Proj, AMT	4.00%	01/01/28	1,907,219
450,000	Nthrn AK Tobacco Securitization Corp Tobacco Stlmt Rev Ref Sr, Ser A, Class 1	4.00%	06/01/39	451,644
1,500,000	Nthrn AK Tobacco Securitization Corp Tobacco Stlmt Rev Ref Sr, Ser A, Class 1	4.00%	06/01/40	1,501,041
				3,859,904
	Arizona – 2.7%
1,205,000	AZ Brd of Rgts Univ AZ Sys Rev Green Bond, Ser B	5.00%	06/01/28	1,337,697
1,000,000	AZ St Indl Dev Auth Edu Rev Acads of Math & Science Proj (b)	5.00%	07/01/49	997,021
595,000	AZ St Indl Dev Auth Edu Rev Cadence Cmps Proj, Ser A (b)	4.00%	07/15/30	582,564
925,000	AZ St Indl Dev Auth Edu Rev Cadence Cmps Proj, Ser A (b)	4.00%	07/15/40	838,473
175,000	AZ St Indl Dev Auth Edu Rev Doral Acdmy NV Fire Mesa & Red Rock Cmps Proj, Ser A (b)	5.00%	07/15/39	177,523
500,000	AZ St Indl Dev Auth Edu Rev Macombs Fac Proj Social Bonds, Ser A	4.00%	07/01/41	462,707
375,000	AZ St Indl Dev Auth Edu Rev Ref Basis Sch Projs, Ser D (b)	5.00%	07/01/37	380,527
880,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (b)	5.00%	07/01/26	900,115
1,030,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser G (b)	5.00%	07/01/37	1,045,181
500,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (b)	4.00%	07/15/51	415,921
950,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (b)	4.00%	07/15/56	772,987
800,000	AZ St Indl Dev Auth Edu Rev Somerset Acdmy of LV Aliante & Skye Canyon Cmps Proj, Ser A (b)	4.00%	12/15/51	674,227
500,000	AZ St Indl Dev Auth Edu Rev, Ser A (b)	4.00%	07/15/30	487,875
415,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Social Bonds Equitable Sch Revolving Fund, Ser A	5.00%	11/01/31	449,063
1,005,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Social Bonds Equitable Sch Revolving Fund, Ser A	5.00%	11/01/33	1,084,858
465,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Social Bonds Equitable Sch Revolving Fund, Ser A	5.00%	11/01/37	497,910
595,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Social Bonds Equitable Sch Revolving Fund, Ser A	4.00%	11/01/38	591,327
750,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Social Bonds Equitable Sch Revolving Fund, Ser A	4.00%	11/01/39	742,031
3,800,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Social Bonds Equitable Sch Revolving Fund, Ser A	4.00%	11/01/46	3,617,659
1,000,000	AZ St Indl Dev Auth Rev Lincoln S Beltway Proj	5.00%	08/01/27	1,131,225
1,985,000	AZ St Indl Dev Auth Rev Lincoln S Beltway Proj	5.00%	11/01/27	2,252,686
1,000,000	AZ St Indl Dev Auth Rev Lincoln S Beltway Proj	5.00%	05/01/28	1,142,452
1,000,000	AZ St Indl Dev Auth Rev Lincoln S Beltway Proj	5.00%	08/01/28	1,145,938
4,000,000	Glendale AZ Indl Dev Auth Sr Living Facs Rev Ref Sun Hlth Svcs, Ser A	5.00%	11/15/42	4,243,158
1,300,000	Maricopa Cnty AZ Elem Sch Dist #25 Liberty, Ser A, AGM	5.00%	07/01/31	1,510,403
1,350,000	Maricopa Cnty AZ Elem Sch Dist #25 Liberty, Ser A, AGM	5.00%	07/01/32	1,562,498
200,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Greathearts AZ Projs, Ser C	5.00%	07/01/25	214,603
830,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Schs Proj	4.00%	07/01/30	864,021
435,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Schs Proj	4.00%	07/01/31	449,016

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Arizona (Continued)
$450,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Schs Proj	4.00%	07/01/32	$462,422
700,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Schs Proj	4.00%	07/01/33	716,177
985,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Schs Proj	4.00%	07/01/34	1,004,308
1,025,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Schs Proj	4.00%	07/01/35	1,042,676
750,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Greathearts AZ Projs, Ser A	5.00%	07/01/37	802,147
500,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Horizon Cmnty Learning Ctr Proj	5.00%	07/01/35	506,923
500,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Trad Sch Proj	4.00%	07/01/34	511,335
1,100,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Trad Schs Proj Auth, Ser B (b)	5.00%	07/01/39	1,134,305
1,000,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Trad Schs Proj Auth, Ser B (b)	5.00%	07/01/49	1,017,487
400,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Paradise Schs Projs Paragon Mgmt Inc (b)	4.00%	07/01/26	399,845
1,475,000	Maricopa Cnty AZ Spl Hlthcare Dist Aka Maricopa Integrated Hlth Sys, Ser C	5.00%	07/01/27	1,678,583
300,000	Phoenix AZ Indl Dev Auth Edu Rev Fac Legacy Trad Schs Projs, Ser A (b)	4.00%	07/01/26	301,699
3,655,000	Phoenix AZ Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (b)	5.00%	07/01/35	3,700,263
5,000,000	Phoenix AZ Indl Dev Auth Hotel Rev Sr Falcon Properties LLC Proj, Ser A (b)	4.00%	12/01/41	4,233,356
300,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Stdt Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/32	313,163
300,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Stdt Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/33	312,981
300,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Stdt Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/34	312,434
350,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Stdt Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/35	364,082
700,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Stdt Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/44	716,811
200,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Ref Downtown Phoenix Stdt Hsg LLC AZ St Univ Proj, Ser A	5.00%	07/01/26	209,482
175,000	Pima Cnty AZ Indl Dev Auth Edu Rev Ref Fac American Leadership Acdmy Proj (b)	4.60%	06/15/25	177,601
1,000,000	Tempe AZ Indl Dev Auth Rev Ref Friendship Vlg of Tempe Proj, Ser A	4.00%	12/01/38	886,152
1,435,000	Yavapai Cnty AZ Jail Dist Rev, BAM	5.00%	07/01/31	1,662,307
1,030,000	Yavapai Cnty AZ Jail Dist Rev, BAM	4.00%	07/01/32	1,113,519
				54,151,724
	Arkansas – 0.1%
610,000	AR Dev Fin Auth Hlthcare Rev Baptist Hlth	4.00%	12/01/44	608,316
750,000	AR St Dev Fin Auth Hlthcare Facs Rev Carti Surgery Ctr Proj, Ser B	4.25%	07/01/41	718,502
350,000	Univ of Central Arkansas AR Rev, Ser A, AGM	5.00%	11/01/34	378,106
				1,704,924
	California – 7.3%
790,000	Anaheim CA Pub Fin Auth Lease Rev Pub Imps Proj, Ser A	5.00%	09/01/28	867,581
4,500,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Green Bond, Ser A-1 (Mandatory put 08/01/28)	4.00%	05/01/53	4,681,903

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$225,000	CA Cnty CA Tobacco Securitization Agy Tobacco Settle Ref Sonoma Cnty Securitization Corp, Ser A	5.00%	06/01/31	$251,793
200,000	CA Cnty CA Tobacco Securitization Agy Tobacco Settle Ref Sonoma Cnty Securitization Corp, Ser A	5.00%	06/01/32	222,849
230,000	CA Cnty CA Tobacco Securitization Agy Tobacco Settle Ref Sonoma Cnty Securitization Corp, Ser A	5.00%	06/01/33	254,852
150,000	CA Cnty CA Tobacco Securitization Agy Tobacco Settle Ref Sonoma Cnty Securitization Corp, Ser A	4.00%	06/01/34	153,857
250,000	CA Cnty CA Tobacco Securitization Agy Tobacco Settle Ref Sonoma Cnty Securitization Corp, Ser A	4.00%	06/01/36	255,133
450,000	CA Cnty CA Tobacco Securitization Agy Tobacco Stlmt Sr Ref, Ser A	5.00%	06/01/32	498,715
1,000,000	CA Sch Fin Auth Sch Fac Rev Alliance Clg Ready Pub Schs Proj, Ser C (b)	4.50%	07/01/26	1,049,820
460,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp (b)	5.00%	07/01/32	477,749
480,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp (b)	5.00%	07/01/33	496,884
2,000,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp (b)	5.00%	07/01/43	2,038,454
1,325,000	CA Sch Fin Auth Sch Fac Rev Kipp SoCal Pub Schs, Ser A (b)	5.00%	07/01/39	1,413,696
455,000	CA Sch Fin Auth Sch Fac Rev Ref HTH Learning Proj, Ser A (b)	4.00%	07/01/26	457,775
800,000	CA Sch Fin Auth Sch Fac Rev Ref HTH Learning Proj, Ser A (b)	5.00%	07/01/32	820,263
655,000	CA Sch Fin Auth Sch Fac Rev, Ser A (b)	5.00%	07/01/40	671,510
750,000	CA St	5.00%	08/01/32	849,958
225,000	CA St Ent Dev Auth Lease Rev Riverside Cnty Library Fac Proj	4.00%	11/01/37	230,732
2,190,000	CA St Ent Dev Auth Lease Rev Riverside Cnty Library Fac Proj	4.00%	11/01/49	2,193,427
480,000	CA St Hlth Facs Fing Auth Rev Adventist Hlth Sys W, Ser A	4.00%	03/01/33	482,418
400,000	CA St Hlth Facs Fing Auth Rev Ref Sutter Hlth, Ser B	5.00%	11/15/33	432,585
600,000	CA St Hlth Facs Fing Auth Rev Sutter Hlth, Ser A	5.00%	11/15/33	657,889
3,000,000	CA St Infra & Econ Dev Bank Rev Var Brightline W Passenger Rail Proj Remk, Ser A, AMT (Mandatory put 01/26/23) (b)	0.85%	01/01/50	2,970,332
445,000	CA St Muni Fin Auth Chrt Sch Lease Rev Vista Chrt Middle Sch Proj (c)	5.38%	07/01/34	452,454
500,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj (b)	4.00%	07/01/26	498,731
1,515,000	CA St Muni Fin Auth Mobile Home Park Rev Sr Caritas Affordable Hsg Inc Projs, Ser A	5.25%	08/15/39	1,556,250
1,805,000	CA St Muni Fin Auth Mobile Home Park Rev Sr Caritas Affordable Hsg Inc Projs, Ser A	5.25%	08/15/49	1,844,450
200,000	CA St Muni Fin Auth Rev Channing House Proj, Ser B	5.00%	05/15/37	216,824
1,000,000	CA St Muni Fin Auth Rev Cmnty Hlth Sys, Ser A	4.00%	02/01/40	1,007,775
1,000,000	CA St Muni Fin Auth Rev Cmnty Hlth Sys, Ser A	4.00%	02/01/41	1,005,175
500,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/34	532,508
1,250,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/33	1,272,318
600,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/34	609,491
1,000,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/35	1,014,035
1,000,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/36	1,011,994
2,130,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/39	2,145,683
3,420,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	5.00%	10/01/44	3,575,360
680,000	CA St Muni Fin Auth Rev Ref Retmnt Hsg Fdtn Oblig Grp, Ser A	5.00%	11/15/27	753,243
650,000	CA St Muni Fin Auth Rev Sr Lien Linxs APM Proj, Ser A, AMT	5.00%	06/30/28	711,477
2,500,000	CA St Muni Fin Auth Spl Fac Rev United Airls Inc Proj, AMT	4.00%	07/15/29	2,504,476
200,000	CA St Muni Fin Auth Sr Living Rev Ref Mt San Antonio Gardens Proj	4.00%	11/15/27	201,890
4,000,000	CA St Muni Fin Auth Stdt Hsg Rev Chf Davis I LLC W Vlg Stdt Hsg Proj, BAM	5.00%	05/15/36	4,297,818

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$1,000,000	CA St Muni Fin Auth Stdt Hsg Rev Green Bond Orchard Park Stdt Hsg Proj, BAM	4.00%	05/15/40	$1,001,332
1,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Ref Wst Mgmt Inc, Ser A1, AMT	3.38%	07/01/25	1,006,476
4,990,000	CA St Poll Control Fin Auth Wtr Furnishing Rev Plant Bonds, AMT (b)	5.00%	07/01/37	5,011,811
1,000,000	CA St Pub Wks Brd Lease Rev Various Capital Proj, Ser B	4.00%	05/01/37	1,064,340
2,000,000	CA St Ref Various Purp	5.00%	04/01/36	2,093,346
500,000	CA St Ref, Ser C	5.00%	09/01/32	543,224
2,000,000	CA St Sch Fin Auth Chrt Sch Rev Arts in Action Chrt Schs, Ser A (b)	5.00%	06/01/40	2,034,174
500,000	CA St Sch Fin Auth Chrt Sch Rev Summit Pub Schs (b)	5.00%	06/01/37	517,983
2,315,000	CA St Stwd Cmntys Dev Auth Transprtn Rev Total Road Impt Prog, Ser B, COPS, AGM	5.00%	12/01/41	2,572,417
1,000,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (b)	5.00%	12/01/30	1,035,322
450,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (b)	5.00%	12/01/33	464,815
50,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (b)	3.00%	11/01/22	50,037
500,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (b)	5.00%	11/01/32	531,941
100,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/30	108,553
195,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/31	211,041
300,000	Cathedral City CA Redev Agy Successor Agy Tax Allocation Rev Ref Sub Hsg Merged Redev Proj Area, Ser C, BAM	4.00%	08/01/27	323,396
500,000	Cathedral City CA Redev Agy Successor Agy Tax Allocation Rev Ref Sub Hsg Merged Redev Proj Area, Ser C, BAM	4.00%	08/01/28	538,771
370,000	Chino CA Cmnty Facs Dist Spl Tax #2003-3 Impt Area #7	5.00%	09/01/30	409,437
300,000	Chino Vly CA Unif Sch Dist, Ser B	5.00%	08/01/38	346,955
250,000	Chino Vly CA Unif Sch Dist, Ser B	5.00%	08/01/39	288,080
1,000,000	CSCDA Cmnty Impt Auth CA Essential Hsg Rev The Link Glendale Social Bonds, Ser A-2 (b)	4.00%	07/01/56	785,835
1,000,000	CSCDA Cmnty Impt Auth CA Essential Hsg Rev Union S Bay Social Bonds, Ser A-2 (b)	4.00%	07/01/56	805,613
2,160,000	Etiwanda CA Sch Dist Cmnty Facs Dist #9 Spl Tax Ref	5.00%	09/01/35	2,295,203
130,000	Folsom Ranch CA Fing Auth Spl Tax Rev Cmnty Facs Dist No 19 Mangini	4.00%	09/01/24	133,642
155,000	Folsom Ranch CA Fing Auth Spl Tax Rev Cmnty Facs Dist No 19 Mangini	4.00%	09/01/25	160,954
165,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	4.00%	09/01/39	163,262
170,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	4.00%	09/01/40	166,961
175,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	4.00%	09/01/41	171,239
250,000	Fontana CA Spl Tax Spl Tax the Meadows	4.00%	09/01/27	262,281
265,000	Fontana CA Spl Tax Spl Tax the Meadows	4.00%	09/01/28	277,986
280,000	Fontana CA Spl Tax Spl Tax the Meadows	4.00%	09/01/29	293,935
535,000	Fontana CA Spl Tax Spl Tax the Meadows	4.00%	09/01/36	534,858
500,000	Foothill-De Anza CA Cmnty Clg Dist Ref, COPS	5.00%	04/01/32	536,078
300,000	Gilroy CA Unif Sch Dist Election 2016	4.00%	08/01/39	307,131
380,000	Golden St Tobacco Securitization Corp CA Tobacco Stlmt Asset Backed Ref, Ser A	3.25%	06/01/34	396,055

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$1,360,000	Hawthorne CA Cmnty Redev Agy Successor Agy Tax Allocation Ref Sub, AGM	5.00%	09/01/32	$1,472,486
175,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 09-1, Ser A	5.00%	09/01/31	195,361
365,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 09-1, Ser A	5.00%	09/01/32	405,410
125,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 09-1, Ser A	5.00%	09/01/34	137,790
2,885,000	Kaweah CA Delta Hlthcare Dist Rev, Ser B	5.00%	06/01/40	3,002,004
825,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Impt Area #1 Mountain House Sch Facs	5.00%	09/01/42	873,045
1,045,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Mountain House Sch Facs	4.00%	09/01/49	970,087
835,000	Live Oak CA Sch Dist Santa Cruz Cnty Ref	5.00%	08/01/30	925,407
45,000	Long Beach CA Bond Fin Auth Nat Gas Pur Rev, Ser A	5.25%	11/15/23	46,520
405,000	Long Beach CA Bond Fin Auth Nat Gas Pur Rev, Ser A	5.00%	11/15/29	447,136
400,000	Los Angeles CA Dept of Arpts Arpt Rev Sub Los Angeles Intl Arpt, Ser B, AMT	5.00%	05/15/31	430,920
100,000	Marina CA Redev Agy Successor Agy Tax Allocation Hsg, Ser B	5.00%	09/01/33	107,775
1,260,000	Marina Coast CA Wtr Dist Enterprise Rev, COPS	4.00%	06/01/44	1,281,798
1,675,000	Marysville CA Jt Unif Sch Dist Green Bond 2021 Energy Efficiency Proj, COPS, BAM	4.00%	06/01/36	1,757,648
325,000	Menifee CA Union Sch Dist Pub Fing Auth Spl Tax Rev Ref, Ser A	5.00%	09/01/28	346,560
175,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/30	192,173
150,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/31	164,182
145,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/32	158,274
165,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/33	179,625
1,710,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/44	1,830,931
1,450,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/48	1,548,104
2,515,000	Napa Vly CA Unif Sch Dist, Ser C, AGM	4.00%	08/01/38	2,573,783
1,315,000	Oak Vly CA Hosp Dist Hlth Facs Rev Ref, Ser A	4.00%	11/01/36	1,197,826
1,000,000	Orange CA Pub Facs Fing Auth Lease Rev, Ser A	4.00%	11/01/37	1,036,083
1,040,000	Orange CA Pub Facs Fing Auth Lease Rev, Ser A	4.00%	11/01/38	1,072,346
110,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax #2018-1 Grantline 208	5.00%	09/01/26	119,920
200,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax Rev Grantline 208 Cmnty Fac Dt #2018-1	4.00%	09/01/50	186,771
500,000	River Islands CA Pub Fing Auth Spl Tax Cmnty Facs Dist #2003-1, Ser A	5.00%	09/01/43	533,201
500,000	River Islands CA Pub Fing Auth Spl Tax Cmnty Facs Dist #2019-1 Phase 2 Pub Impts	4.00%	09/01/33	499,567
560,000	River Islands CA Pub Fing Auth Spl Tax Ref Cmnty Facs Dist #2003-1	5.38%	09/01/31	573,016
215,000	Riverside CA Unif Sch Dist Cmnty Facs Dt #33 Citrus Heights II Spl Tax	4.00%	09/01/27	225,251
225,000	Riverside CA Unif Sch Dist Cmnty Facs Dt #33 Citrus Heights II Spl Tax	4.00%	09/01/28	235,772
500,000	Riverside CA Unif Sch Dist Election of 2016, Ser B	4.00%	08/01/35	523,711
865,000	Rocklin CA Unif Sch Dist Cmnty Facs Dist Subord, Ser 2019, BAM	5.00%	09/15/34	990,333
625,000	Rocklin CA Unif Sch Dist Cmnty Facs Dist Subord, Ser 2019, BAM	4.00%	09/15/35	661,103
1,080,000	Rocklin CA Unif Sch Dist Cmnty Facs Dist Subord, Ser 2019, BAM	4.00%	09/15/36	1,132,771
520,000	Roseville CA Nat Gas Fin Auth Gas Rev	5.00%	02/15/28	567,364
110,000	Roseville CA Spl Tax	5.00%	09/01/30	120,705
100,000	Roseville CA Spl Tax	5.00%	09/01/31	109,373

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$350,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No 1	4.00%	09/01/37	$350,548
640,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No 1	4.00%	09/01/46	616,858
205,000	Roseville CA Spl Tax Vlg CFD #1	4.00%	09/01/32	209,744
225,000	Roseville CA Spl Tax Vlg CFD #1	4.00%	09/01/37	226,035
310,000	Roseville CA Spl Tax Vlg CFD #1	4.00%	09/01/41	302,937
520,000	Roseville CA Spl Tax Vlg CFD #1	4.00%	09/01/46	495,159
710,000	Roseville CA Spl Tax Vlg CFD #1	4.00%	09/01/51	661,977
340,000	S San Francisco CA Pub Facs Fing Auth Lease Rev Police Station Proj, Ser A	4.00%	06/01/33	371,435
400,000	S San Francisco CA Pub Facs Fing Auth Lease Rev Police Station Proj, Ser A	4.00%	06/01/34	432,615
260,000	Sacramento CA Spl Tax	4.00%	09/01/30	266,957
220,000	Sacramento CA Spl Tax	4.00%	09/01/31	224,518
315,000	Sacramento CA Spl Tax	4.00%	09/01/32	319,618
515,000	Sacramento CA Spl Tax	4.00%	09/01/33	519,258
615,000	Sacramento CA Spl Tax	4.00%	09/01/35	615,822
500,000	Sacramento CA Transient Occupancy Tax Rev Sub Convention Ctr Complex, Ser C	5.00%	06/01/35	553,632
645,000	San Diego Cnty CA Ltd Rev Obligs Ref Sanford Burnham Prebys Med Discovery Institute, Ser A	5.00%	11/01/25	708,468
750,000	San Diego Cnty CA Ltd Rev Obligs Ref Sanford Burnham Prebys Med Discovery Institute, Ser A	5.00%	11/01/26	824,322
945,000	San Diego Cnty CA Regl Arpt Auth Sr, Ser B, AMT	5.00%	07/01/30	973,304
1,250,000	San Diego Cnty CA Regl Transprtn Commn Sales Tax Rev, Ser A	5.00%	04/01/35	1,369,046
1,000,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev, Ser A, AMT	5.00%	05/01/39	1,094,051
5,765,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev, Ser A, AMT	5.00%	05/01/44	6,244,876
5,285,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev, Ser A, AMT	5.00%	05/01/49	5,695,222
2,000,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev, Ser E, AMT	5.00%	05/01/40	2,183,669
700,000	San Francisco CA City & Cnty Dcnty Dev Spl Tax Dist No Mission Rock Fac & Svcs, Ser A (b)	4.00%	09/01/41	678,672
185,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/29	190,655
145,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/30	148,982
335,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/31	342,115
245,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/32	249,104
300,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/33	303,519
525,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/42	510,809
1,000,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1, Ser 2021	4.00%	09/01/46	955,114
280,000	San Francisco City & Cnty CA Redev Agy Successor Agy Tax Ref Mission Bay N Redev Proj, Ser A	5.00%	08/01/35	302,289
800,000	San Luis Obispo CA Cmnty Facs Dist #2019-1 Spl Tax	4.00%	09/01/36	798,081
4,000,000	Sanger CA Fing Auth Wstwtr Rev Ref, AGM	5.00%	06/15/34	4,303,073
150,000	Simi Vly CA Unif Sch Dist, Ser B	4.00%	08/01/32	160,609
375,000	Simi Vly CA Unif Sch Dist, Ser B	4.00%	08/01/39	384,456
160,000	Tahoe Truckee CA Unif Sch Dist, COPS, BAM	4.00%	06/01/35	166,053
255,000	Tahoe Truckee CA Unif Sch Dist, COPS, BAM	4.00%	06/01/36	263,316
100,000	Temecula Vly Unif Sch Dist Fing Auth CA Spl Tax Rev, BAM	5.00%	09/01/34	105,634
385,000	Temescal Vly CA Wtr Dist Spl Tax Terramor Cmnty Facs Dist #4 Impt Area #1	4.00%	09/01/23	391,098

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$1,000,000	Tobacco Securitization Auth Nthrn CA Tobacco Stlmt Rev Ref Sr Bonds Sacramento Co Tobacco Secur Corp Class 1, Ser A	4.00%	06/01/37	$1,012,864
1,000,000	Tobacco Securitization Auth Sthrn CA Tobacco Stlmt Rev Ref San Diego Co Asset Securitization Corp Class 1, Ser A	5.00%	06/01/34	1,093,296
1,500,000	Tobacco Securitization Auth Sthrn CA Tobacco Stlmt Rev Ref San Diego Co Tobacco Securitization Corp, Ser A, Class 1	5.00%	06/01/35	1,636,332
1,000,000	Tobacco Securitization Auth Sthrn CA Tobacco Stlmt Rev Ref San Diego Co Tobacco Securitization Corp, Ser A, Class 1	5.00%	06/01/37	1,085,996
650,000	Tulare CA Loc Hlthcare Dist Ref, BAM	4.00%	08/01/35	681,214
865,000	Tustin CA Cmnty Fac Dist Spl Tax Ref #06-1 Legacy Columbus Vlgs, Ser A	5.00%	09/01/35	913,691
300,000	Vacaville CA Unif Sch Dist, Ser D	4.00%	08/01/35	315,650
600,000	Vacaville CA Unif Sch Dist, Ser D	4.00%	08/01/37	622,171
500,000	Vacaville CA Unif Sch Dist, Ser D	4.00%	08/01/38	514,781
1,050,000	Victor CA Elem Sch Dist Cmnty Facs Dist Spl Tax Ref 2005-1, BAM	5.00%	09/01/46	1,137,755
				148,446,143
	Colorado – 7.5%
1,125,000	Allison Vly Met Dist #2 CO Ref	4.70%	12/01/47	1,009,744
1,625,000	Bennett Ranch Met Dist #1 CO, Ser A	5.00%	12/01/41	1,579,762
225,000	Breckenridge CO Ref, Ser B, COPS	5.00%	12/01/32	264,546
1,240,000	Breckenridge CO Ref, Ser B, COPS	4.00%	12/01/39	1,292,759
1,340,000	Brighton Crossing Met Dist #6 CO, Ser A	5.00%	12/01/50	1,249,721
455,000	Buffalo Ridge CO Met Dist Ref & Impt Sr, Ser A, BAM	5.00%	12/01/25	498,027
250,000	Buffalo Ridge CO Met Dist Ref & Impt Sr, Ser A, BAM	5.00%	12/01/26	279,796
750,000	Cascade Ridge Met Dist CO	5.00%	12/01/51	660,599
400,000	CO Eductnl & Cultural Auth Rev Ref W Ridge Acdmy Chrt Sch Proj, Ser A	5.00%	06/01/49	409,894
5,480,000	CO St Bldg Excellent Schs Today, Ser N, COPS	5.00%	03/15/37	6,118,101
700,000	CO St Bldg Excellent Schs Today, Ser O, COPS	5.00%	03/15/31	807,612
3,615,000	CO St Bldg Excellent Schs Today, Ser O, COPS	4.00%	03/15/37	3,747,531
4,890,000	CO St Bldg Excellent Schs Today, Ser O, COPS	4.00%	03/15/38	5,029,662
1,250,000	CO St Bldg Excellent Schs Today, Ser O, COPS	4.00%	03/15/44	1,270,078
1,920,000	CO St Eductnl & Cultural Facs Auth Rev Chrt Sch Loveland Classical Schs Proj (b)	5.00%	07/01/36	1,928,715
540,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp (b)	4.00%	12/15/25	549,168
660,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp (b)	5.00%	12/15/28	696,449
2,245,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp (b)	5.00%	12/15/35	2,332,289
4,000,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp (b)	5.00%	12/15/45	4,107,985
1,020,000	CO St Eductnl & Cultural Facs Auth Rev Univ Denver Proj, Ser A	4.00%	03/01/35	1,062,117
1,750,000	CO St Hlth Facs Auth Hosp Rev Parkview Med Ctr Proj, Ser A	4.00%	09/01/50	1,620,964
3,000,000	CO St Hlth Facs Auth Hosp Rev Ref Adventhealth Oblig, Ser A	4.00%	11/15/38	3,075,828
250,000	CO St Hlth Facs Auth Hosp Rev Ref Commonspirit Hlth, Ser A-1	5.00%	08/01/35	271,037
4,500,000	CO St Hlth Facs Auth Hosp Rev Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/38	4,529,569
8,640,000	CO St Hlth Facs Auth Hosp Rev Ref Commonspirit Hlth, Ser B	4.00%	01/01/40	8,817,060
300,000	CO St Hlth Facs Auth Hosp Rev Ref Frasier Meadows Retmnt Cmnty Proj, Ser A	5.00%	05/15/25	308,695
350,000	CO St Hlth Facs Auth Hosp Rev Ref Frasier Meadows Retmnt Cmnty Proj, Ser A	5.00%	05/15/26	362,288
2,950,000	CO St Hlth Facs Auth Hosp Rev Ref Sanford Hlth, Ser A	5.00%	11/01/32	3,329,630

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$3,655,000	CO St Hlth Facs Auth Hosp Rev Ref Sanford Hlth, Ser A	5.00%	11/01/33	$4,100,286
2,165,000	CO St Hlth Facs Auth Hosp Rev Ref Sanford Hlth, Ser A	5.00%	11/01/34	2,416,709
2,695,000	CO St Hlth Facs Auth Hosp Rev Ref Sanford Hlth, Ser A	5.00%	11/01/44	2,930,330
625,000	CO St Hlth Facs Auth Hosp Rev Sr Living Ralston Creek Arvada Proj, Ser A	5.25%	11/01/32	465,996
525,000	CO St Hlth Facs Auth Rev Ref Covenant Retmnt Cmntys, Ser A	5.00%	12/01/33	531,069
325,000	CO St Ref, COPS	4.00%	06/15/37	333,972
1,085,000	CO St, Ser A, COPS	4.00%	12/15/37	1,115,162
495,000	Colorado Springs CO Pikes Peak Americas Mountain Enterprise Pikes Peak	5.00%	12/01/25	539,305
1,200,000	Colorado Springs CO Pikes Peak Americas Mountain Enterprise Pikes Peak	5.25%	12/01/48	1,341,644
2,350,000	Copperleaf CO Met Dist #6, Ser A	5.25%	12/01/48	2,528,312
180,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/32	198,802
325,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/33	357,147
500,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/34	541,527
330,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/35	354,036
500,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/36	533,029
5,000,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/35	5,503,431
4,000,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/37	4,388,102
975,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/38	1,067,099
1,000,000	Denver City & Cnty CO Arpt Rev, Ser A, AMT	5.00%	11/15/41	1,115,387
1,500,000	Denver City & Cnty CO Arpt Rev, Ser A, AMT	5.50%	11/15/42	1,738,853
1,000,000	Denver CO City & Cnty Dedicated Tax Rev, Ser A-1	5.00%	08/01/41	1,091,792
600,000	Denver CO Hlth & Hosp Auth 550 Acoma Inc, COPS	5.00%	12/01/26	658,460
1,790,000	Denver CO Intl Busn Ctr CO Met Dist #1 Subord, Ser B	6.00%	12/01/48	1,825,178
2,000,000	Elbert & Hwy 86 CO Comml Spl Rev & Tax Supported Ref Sr Bonds, Ser A (b)	5.00%	12/01/51	1,775,676
525,000	Firestone CO Wtr Enterprise Rev Ref, BAM	4.00%	12/01/37	560,666
600,000	Firestone CO Wtr Enterprise Rev Ref, BAM	4.00%	12/01/39	625,930
375,000	Flying Horse CO Met Dist #2 Ref, Ser A, AGM	5.00%	12/01/33	438,842
225,000	Flying Horse CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/38	234,920
200,000	Flying Horse CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/39	208,791
900,000	Hunters Overlook Metro Dist #5 CO Sr Bonds, Ser A	5.00%	12/01/39	907,790
2,735,000	Hunters Overlook Metro Dist #5 CO Sr Bonds, Ser A	5.00%	12/01/49	2,710,654
1,000,000	Independence Met Dist #3 CO, Ser A	6.25%	12/01/49	960,483
1,000,000	Jefferson Ctr CO Met Dist # 1 Spl Rev, Ser A-2	4.38%	12/01/47	918,794
860,000	Lakes at Centerra Met Dist No 2 CO Impt, Ser A	4.63%	12/01/27	864,251
1,000,000	Lanterns Met Dist #1 CO Sr, Ser A	5.00%	12/01/49	995,309
300,000	Larimer Weld & Boulder Cnty CO Sch Dist #R-2J Thompson	5.00%	12/15/30	349,700
100,000	Lorson Ranch Met Dist #2 CO	4.00%	12/01/24	103,658
170,000	Lorson Ranch Met Dist #2 CO	5.00%	12/01/27	186,167
3,260,000	Mirabelle Met Dist #2 CO Sr, Ser A	5.00%	12/01/39	3,260,489
520,000	Nexus N at DIA Met Dist CO	5.00%	12/01/41	500,506
1,130,000	Nexus N at DIA Met Dist CO	5.00%	12/01/51	1,041,899
2,460,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/24	2,628,560
150,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/31	162,471
150,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/34	161,821
155,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/35	167,112
2,000,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/45	2,140,405

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$1,120,000	Park Creek CO Met Dist Rev Sr Lien, Ser A, AGM	4.00%	12/01/34	$1,200,582
1,455,000	Park Creek CO Met Dist Rev Sr Lien, Ser A, AGM	4.00%	12/01/35	1,556,199
1,040,000	Park Creek CO Met Dist Rev Sr Lien, Ser A, AGM	4.00%	12/01/36	1,109,904
420,000	Park Creek CO Met Dist Rev Sr, Ser A	5.00%	12/01/30	481,249
30,000	Park Creek CO Met Dist Rev Sr, Ser A, NATL-RE	5.00%	12/01/24	32,091
1,150,000	Peak Met Dist #1 CO, Ser A (b)	5.00%	12/01/51	1,077,765
920,000	Pinon Pines Met Dist #2 CO MDD	5.00%	12/01/40	924,750
1,195,000	Pinon Pines Met Dist #2 CO MDD	5.00%	12/01/50	1,143,064
1,000,000	Prairie Ctr CO Met Dist #3 Ltd Property Tax Supported Pri Ref, Ser A (b)	4.13%	12/15/27	1,000,690
700,000	Prairie Ctr Met Dist #7 CO	4.88%	12/15/44	657,145
5,235,000	Rampart Range CO Met Dist #1 Ltd Tax Supported & Spl Rev Ref & Impt, AGM	5.00%	12/01/42	5,747,125
850,000	Regl CO Transprtn Dist Priv Activity Rev Ref Denver Transit Partners Eagle P3 Proj, Ser A	5.00%	07/15/29	943,165
1,000,000	Ridgeline Vista Met Dist CO, Ser A	5.25%	12/01/60	1,012,667
2,500,000	Riverwalk Metro Dist #2 CO, Ser A	5.00%	12/01/42	2,389,343
2,015,000	S Suburban Park & Recreation Dist CO, COPS	4.00%	12/15/35	2,110,160
550,000	Serenity Ridge CO Met Dist #2 Ref, Ser A (c)	5.13%	12/01/37	590,832
1,900,000	Siena Lake Met Dist CO	3.75%	12/01/41	1,568,879
175,000	Sterling Hills CO W Met Dist Ref	5.00%	12/01/32	191,432
1,205,000	Sterling Ranch Met Dist #1 CO	5.00%	12/01/40	1,215,842
1,800,000	Takoda CO Met Dist Ref	6.00%	12/01/36	2,014,161
825,000	Third Creek Met Dist #1 CO, Ser A-1	4.50%	12/01/37	743,405
825,000	Third Creek Met Dist #1 CO, Ser A-1	4.50%	12/01/42	707,103
1,400,000	Thompson Crossing Met Dist #4 CO Ref	5.00%	12/01/39	1,418,732
500,000	Trails at Crowfoot Met Dist #3 CO Sr Ser, Ser A	5.00%	12/01/39	502,428
1,500,000	Transport Met Dist #3 CO MDD, Ser 2021-A-1	5.00%	12/01/41	1,485,230
1,210,000	Transport Met Dist #3 CO MDD, Ser 2021-A-1	5.00%	12/01/51	1,157,922
1,500,000	Westerly Met Dist #4 CO Sr, Ser A	5.00%	12/01/50	1,387,193
600,000	Willow Bend Met Dist CO Sr, Ser A	5.00%	12/01/39	601,041
1,455,000	Willow Bend Met Dist CO Sr, Ser A	5.00%	12/01/49	1,423,076
				151,183,323
	Connecticut – 3.2%
2,000,000	CT St Hlth & Eductnl Facs Auth Rev Covenant Home Inc, Ser B	5.00%	12/01/40	2,084,494
1,250,000	CT St Hlth & Eductnl Facs Auth Rev Fairfield Univ, Ser Q-1	5.00%	07/01/46	1,308,159
1,000,000	CT St Hlth & Eductnl Facs Auth Rev Quinnipiac Univ Ref, Ser M	5.00%	07/01/36	1,058,286
225,000	CT St Hlth & Eductnl Facs Auth Rev Ref Fairfield Univ Issue, Ser T	5.00%	07/01/28	254,169
2,125,000	CT St Hlth & Eductnl Facs Auth Rev Ref Fairfield Univ, Ser R	4.00%	07/01/42	2,139,052
4,035,000	CT St Hlth & Eductnl Facs Auth Rev Ref Fairfield Univ, Ser R	4.00%	07/01/47	4,037,778
1,000,000	CT St Hlth & Eductnl Facs Auth Rev Ref Fairfield Univ, Ser S	5.00%	07/01/26	1,095,621
2,250,000	CT St Hlth & Eductnl Facs Auth Rev Ref Quinnipiac Univ, Ser L	5.00%	07/01/31	2,385,498
200,000	CT St Hlth & Eductnl Facs Auth Rev Ref Quinnipiac Univ, Ser L	4.00%	07/01/33	203,750
500,000	CT St Hlth & Eductnl Facs Auth Rev, Ser A	5.00%	07/01/34	560,163
1,000,000	CT St Hlth & Eductnl Facs Auth Rev, Ser A	5.00%	07/01/35	1,116,230
1,000,000	CT St Hlth & Eductnl Facs Auth Rev, Ser A	4.00%	07/01/36	1,008,526
4,700,000	CT St Hlth & Eductnl Facs Auth Rev, Ser A	4.00%	07/01/37	4,730,201
300,000	CT St Hsg Fin Auth Hsg Fin Mtge Prog Ref, Subser A-1	3.65%	11/15/32	303,001
2,795,000	CT St Spl Tax Oblig Rev, Ser A	5.00%	05/01/41	3,168,282
1,445,000	CT St, Ser A	5.00%	04/15/29	1,623,064
500,000	CT St, Ser A	4.00%	01/15/36	518,330
10,000,000	CT St, Ser A	4.00%	01/15/37	10,341,861
7,970,000	CT St, Ser A	4.00%	04/15/37	8,280,613

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Connecticut (Continued)
$790,000	CT St, Ser B	5.00%	03/01/26	$805,157
2,295,000	CT St, Ser D, BAM	4.00%	08/15/31	2,413,776
560,000	CT St, Ser E	4.00%	10/15/35	577,664
700,000	CT St, Ser F	5.00%	11/15/34	757,356
625,000	Hamden CT, BAM	6.00%	08/15/33	735,847
500,000	Harbor Point CT Infra Impt Dist Spl Oblig Rev Ref Harbor Point Proj Ltd (b)	5.00%	04/01/39	524,519
500,000	Univ of Connecticut CT, Ser A	5.00%	03/15/28	547,243
1,250,000	Univ of Connecticut CT, Ser A	5.00%	11/01/32	1,415,773
3,820,000	Univ of Connecticut CT, Ser A	5.00%	11/01/34	4,286,865
1,500,000	Univ of Connecticut CT, Ser A	5.00%	11/01/36	1,677,022
3,730,000	Univ of Connecticut CT, Ser A	5.00%	02/15/41	4,196,545
				64,154,845
	Delaware – 0.7%
325,000	DE St Hlth Facs Auth Rev Beebe Med Ctr	5.00%	06/01/26	354,510
4,335,000	DE St Hlth Facs Auth Rev Ref Christiana Hlth Care Sys Oblig Grp, Ser A	5.00%	10/01/35	4,850,647
3,000,000	DE St Hlth Facs Auth Rev Ref Christiana Hlth Care Sys Oblig Grp, Ser A	5.00%	10/01/38	3,316,482
4,000,000	Delaware River & Bay Auth De Rev, Ser A	5.00%	01/01/42	4,049,095
2,077,000	Millsboro DE Spl Oblig Ref Plantation Lakes Spl Dev Dist (b)	5.00%	07/01/28	2,133,181
				14,703,915
	District of Columbia – 0.4%
1,745,000	Dist of Columbia Wtr & Swr Auth Pub Util Rev Green Bond, Ser A	5.00%	10/01/39	1,941,235
3,175,000	Met Washington DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.00%	10/01/33	3,596,241
1,000,000	Washington DC Met Area Transit Auth Gross Rev	5.00%	07/01/33	1,112,030
885,000	Washington DC Met Area Transit Auth Gross Rev Ref, Ser A-1	5.00%	07/01/29	998,763
				7,648,269
	Florida – 7.7%
380,000	Academical Vlg CDD FL Spl Assmnt Rev CDD	2.88%	05/01/25	372,083
1,000,000	Academical Vlg CDD FL Spl Assmnt Rev CDD	3.63%	05/01/40	875,326
2,945,000	Alachua Cnty FL Hlth Facs Auth Ref Shands Teaching Hosp & Clinics Inc, Ser B-1	5.00%	12/01/37	3,177,140
545,000	Alachua Cnty FL Hlth Facs CCRC Auth Ref Oak Hammock at The Univ of FL Inc Proj	4.00%	10/01/40	520,455
1,000,000	Babcock Ranch Cmnty Indep Spl Dist FL Spl Assmnt Rev Proj, Ser 2022	4.13%	05/01/27	1,003,602
50,000	Belle Isle FL Chrt Sch Lease Rev Cornerstone Chrt Acdmy & Cornerstone Chrt High Sch	5.50%	10/01/22	50,253
1,250,000	Berry Bay CDD FL Spl Assmnt Rev Assmnt Area 1	4.00%	05/01/51	1,103,748
200,000	Bexley CDD FL Spl Assmnt Rev	4.10%	05/01/26	203,055
185,000	Brookstone CDD FL Spl Assmnt Rev CDD (d)	3.88%	11/01/23	185,149
2,725,000	Broward Cnty FL Arpt Sys Rev, Ser A, AMT	5.00%	10/01/38	3,001,521
1,350,000	Broward Cnty FL Port Facs Rev Ref Subord Bond, Ser D, AMT	5.00%	09/01/27	1,503,155
2,000,000	Coco Palms FL CDD Spl Assmnt	4.50%	05/01/32	2,018,650
2,500,000	Collier Cnty FL Eductnl Facs Auth Rev Eductnl Facs Hodges Univ Inc	6.13%	11/01/43	2,637,310
500,000	Creekview CDD FL Spl Assmnt Rev Phase I Proj	3.88%	05/01/27	490,691
1,000,000	Cross Creek N CDD FL Spl Assmnt	4.50%	05/01/52	957,831
420,000	Edgewater E CDD FL Spl Assmnt Rev Assmnt Area One	2.50%	05/01/26	396,800
1,000,000	Edgewater E CDD FL Spl Assmnt Rev Assmnt Area One	4.00%	05/01/51	883,903

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$1,000,000	Edgewater E CDD FL Spl Assmnt Rev Assmnt Area Two	4.00%	05/01/52	$879,023
195,000	Epperson N CDD FL Capital Impt Rev Assmnt Area #2	2.50%	05/01/26	182,919
1,250,000	Epperson N CDD FL Capital Impt Rev Assmnt Area Three, Ser A	3.40%	11/01/41	1,044,678
1,250,000	Fallschase Cmnty Dev Dist FL Spl Assmnt	3.38%	05/01/41	1,048,981
3,000,000	FL Dev Fin Corp Surface Tranprtn Fac Rev Green Bond Brightline Passenger Rail Remk, Ser B, AMT (b)	7.38%	01/01/49	3,003,989
200,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/26	203,815
155,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/29	156,349
310,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/35	297,152
450,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/45	401,898
750,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/55	637,179
725,000	FL St Govtl Util Auth Rev Ref, AGM	4.00%	10/01/37	755,175
825,000	FL St Govtl Util Auth Rev Ref, AGM	4.00%	10/01/38	851,727
1,615,000	FL St Govtl Util Auth Rev Ref, AGM	4.00%	10/01/39	1,659,100
500,000	Fort Pierce FL Utils Auth Ref, Ser A, AGM	5.00%	10/01/35	585,463
7,350,000	Gtr Orlando FL Aviation Auth Arpt Facs Rev Priority, Subser A, AMT	5.00%	10/01/42	7,876,995
210,000	Harmony FL CDD Capital Impt Rev Ref, Ser 2015	4.75%	05/01/25	212,557
365,000	Heritage Harbour FL N CDD Capital Impt Rev Ref Sr Lien, Ser A-1, AGM	5.00%	05/01/25	393,024
495,000	Hollywood Beach FL Cmnty Dev Dist Rev CDD Ref Pub Pkg Fac Proj, Ser I	5.00%	10/01/25	528,402
545,000	Hollywood Beach FL Cmnty Dev Dist Rev CDD Ref Pub Pkg Fac Proj, Ser I	5.00%	10/01/27	598,567
2,970,000	Hollywood Beach FL Cmnty Dev Dist Rev CDD Ref Pub Pkg Fac Proj, Ser I	4.00%	10/01/35	2,987,840
125,000	Hollywood FL Cmnty Redev Agy Redev Rev Ref	5.00%	03/01/23	127,309
1,000,000	Jacksonville FL Hlthcare Facs Rev Ref Baptist Hlth	5.00%	08/15/35	1,092,398
3,700,000	Jacksonville FL Spl Rev Ref Spl Rev, Ser A	5.00%	10/01/31	4,127,583
1,000,000	Jacksonville FL Spl Rev Ref Spl Rev, Ser B	5.00%	10/01/28	1,122,787
2,980,000	Jea FL Wtr & Swr Rev Ref, Ser A	4.00%	10/01/39	3,029,394
750,000	Jea FL Wtr & Swr Rev Ref, Ser A	4.00%	10/01/39	769,281
480,000	Jea FL Wtr & Swr Rev Subord Ref, Ser A	4.00%	10/01/37	496,896
500,000	Jea FL Wtr & Swr Rev Subord Ref, Ser A	4.00%	10/01/38	512,678
500,000	Jea FL Wtr & Swr Rev Subord Ref, Ser A	4.00%	10/01/39	511,172
1,230,000	Lakeland FL Hosp Sys Rev Lakeland Regl Hlth	5.00%	11/15/33	1,320,327
155,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Ref Country Club E Proj, AGM	4.50%	05/01/26	165,540
755,000	Lee Cnty FL Indl Dev Auth Cypress Cove Healthpark FL Inc Memory Care Proj	4.00%	10/01/24	773,203
460,000	Lee Cnty FL Indl Dev Auth Hlthcr Facs Rev Shell Point Oblig Grp	4.00%	11/15/30	466,584
555,000	Lee Cnty FL Indl Dev Auth Hlthcr Facs Rev Shell Point Oblig Grp	4.00%	11/15/31	560,620
1,000,000	Lee Cnty FL Indl Dev Auth Shell Point/Waterside Hlth Proj	5.00%	11/15/39	1,060,852
1,500,000	Lee Cnty FL Indl Dev Auth Shell Point/Waterside Hlth Proj	5.00%	11/15/44	1,574,465
300,000	Lee Cnty FL Loc Optional Gas Tax Rev	5.00%	08/01/40	337,652
1,250,000	Lee Cnty FL Loc Optional Gas Tax Rev	5.00%	08/01/41	1,400,952
400,000	Miami FL Spl Oblg Prerefunded Ref (b)	5.00%	03/01/30	406,570

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$1,265,000	Miami FL Spl Oblg Ref Street & Sidewalk Impt Prog, Ser A, AGM (b)	5.00%	01/01/35	$1,421,049
100,000	Miami FL Spl Oblg Unrefunded Ref (b)	5.00%	03/01/30	101,918
190,000	Miami World Ctr CDD FL Spl Assmnt	4.00%	11/01/23	191,053
275,000	Miami World Ctr CDD FL Spl Assmnt	4.75%	11/01/27	285,050
2,000,000	Miami World Ctr CDD FL Spl Assmnt	5.13%	11/01/39	2,067,933
6,000,000	Miami-Dade Cnty FL Aviation Rev Ref	5.00%	10/01/41	6,370,929
1,000,000	Miami-Dade Cnty FL Aviation Rev Ref, Ser A	4.00%	10/01/34	1,021,171
1,015,000	Miami-Dade Cnty FL Aviation Rev Ref, Ser A, AMT	5.00%	10/01/27	1,020,888
2,625,000	Miami-Dade Cnty FL Aviation Rev Ref, Ser B, AMT	5.00%	10/01/40	2,767,374
2,000,000	Miami-Dade Cnty FL Eductnl Facs Auth Rev Ref Univ Miami, Ser A	5.00%	04/01/31	2,100,997
445,000	Miami-Dade Cnty FL Indl Dev Auth Doral Acdmy Proj	5.00%	01/15/25	462,619
550,000	Miami-Dade Cnty FL Indl Dev Auth Doral Acdmy Proj	5.00%	01/15/32	574,316
1,210,000	Miami-Dade Cnty FL Indl Dev Auth Doral Acdmy Proj	5.00%	01/15/37	1,243,122
2,430,000	Miami-Dade Cnty FL Remk, Ser A	5.00%	07/01/43	2,712,379
1,080,000	Miami-Dade Cnty FL Spl Oblig Sub Ref	5.00%	10/01/35	1,169,323
2,500,000	Miami-Dade Cnty FL Wtr & Swr Rev Ref Sys, Ser B	4.00%	10/01/34	2,626,054
2,130,000	Miami-Dade Cnty FL Wtr & Swr Rev Sys, Ser A	4.00%	10/01/40	2,168,815
225,000	N Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	3.63%	05/01/24	224,941
800,000	N Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	4.00%	05/01/30	791,903
1,545,000	N Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	4.50%	05/01/40	1,541,159
780,000	N Sumter Cnty FL Util Dependent Dist Util Rev Sumter Wtr Conservation Auth Proj, AGM	4.00%	10/01/41	811,112
355,000	Nthrn Palm Beach Cnty FL Impt Dist	5.00%	08/01/37	366,068
680,000	Orange Cnty FL Hlth Facs Auth Rev Presbyterian Retmnt Cmntys Proj	5.00%	08/01/29	710,332
345,000	Orange Cnty FL Hlth Facs Auth Rev Presbyterian Retmnt Cmntys Proj	5.00%	08/01/34	357,868
2,000,000	Orange Cnty FL Hlth Facs Auth Rev Ref Orlando Hlth Inc, Ser A	5.00%	10/01/39	2,111,556
825,000	Orange Cnty FL Hlth Facs Auth Rev Ref Presbyterian Retmnt Cmntys	5.00%	08/01/31	871,427
1,000,000	Orange Cnty FL Hlth Facs Auth Rev Ref Presbyterian Retmnt Cmntys	5.00%	08/01/41	1,056,276
800,000	Palm Beach Cnty FL Hlth Facs Auth Hosp Rev Baptist Hlth S FL Oblig Grp	5.00%	08/15/23	825,502
200,000	Panama City Beach FL Capital Impt Rev Front Beach Road Proj	5.00%	11/01/32	236,236
685,000	Panama City Beach FL Capital Impt Rev Front Beach Road Proj	5.00%	11/01/33	804,703
1,645,000	Panama City Beach FL Capital Impt Rev Front Beach Road Proj	5.00%	11/01/36	1,895,541
6,500,000	Polk Cnty FL Indl Dev Auth Mineral Dev LLC Secondary Phosphate Tailings Recovery Proj (b)	5.88%	01/01/33	6,902,776
1,500,000	Reedy Creek FL Impt Dist, Ser A	5.00%	06/01/38	1,543,409
85,000	Rhodine Road N CDD FL Spl Assmnt	3.50%	05/01/24	85,124
815,000	Rhodine Road N CDD FL Spl Assmnt	4.50%	05/01/40	816,859
500,000	Ridge at Apopka Cdd Fl Spl Assmnt	5.38%	05/01/42	512,153
350,000	Rivington CDD FL Spl Assmnt Rev 2022 Assmnt Area	3.25%	05/01/27	333,331
310,000	Rivington CDD FL Spl Assmnt Rev Assmnt Area	2.88%	05/01/25	300,650
205,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/31	190,093
500,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/36	440,690

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$3,175,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/41	$2,651,674
10,000,000	Saint Lucie Cnty FL Sol Wst Disp Ref FL Pwr & Light Co Pj (a)	2.00%	05/01/24	10,000,000
335,000	San Simeon Cmnty Dev Dist FL Spl Assmnt (b)	4.13%	06/15/39	320,628
1,745,000	Sarasota Natl FL CDD Spl Assmnt Ref	4.00%	05/01/39	1,645,692
5,250,000	Sawyers Landing CDD FL Spl Assmnt Rev	4.25%	05/01/53	4,836,360
2,250,000	SE Overtown Park W Cmnty Redev Agy FL Tax, Ser A-1 (b)	5.00%	03/01/30	2,322,009
310,000	Shell Point Cmnty Dev Dist FL Spl Assmnt (b)	4.00%	11/01/24	311,416
2,730,000	Stoneybrook FL S CDD Spl Assmnt Rev Assmnt Area Two, A Proj	5.13%	11/01/34	2,839,380
1,305,000	Summer Woods CDD FL Spl Assmnt Area Two 2020 Proj	4.00%	05/01/50	1,158,547
500,000	Tallahassee FL Energy Sys Rev Energy Sys	5.00%	10/01/29	532,110
1,500,000	Tallahassee FL Energy Sys Rev Energy Sys	5.00%	10/01/30	1,594,684
125,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/27	138,729
120,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/31	135,787
200,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/32	225,347
250,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/33	280,329
250,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/34	279,273
455,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/35	506,985
400,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	4.00%	07/01/38	405,637
300,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	4.00%	07/01/39	303,527
230,000	Tampa FL Rev Ref The Univ of Tampa Proj, Ser A	5.00%	04/01/34	257,069
5,035,000	Tampa FL Rev Ref The Univ of Tampa Proj, Ser A	5.00%	04/01/45	5,360,183
1,000,000	Tern Bay CDD FL Spl Assmnt	3.13%	06/15/27	952,218
1,250,000	Tern Bay CDD FL Spl Assmnt	4.00%	06/15/42	1,154,409
135,000	Timber Creek CDD FL Spl Assmnt Rev (d)	4.13%	11/01/24	135,868
100,000	UCF Stadium Corp FL Rev Ref, Ser A	5.00%	03/01/24	104,090
75,000	Villamar CDD FL Spl Assmnt (c)	3.75%	05/01/24	75,029
70,000	Vlg FL CDD #6 Spl Assmnt Rev Ref	4.00%	05/01/25	72,963
500,000	Volusia Cnty FL Eductnl Fac Auth Ref Embry Riddle Aeronautical Univ Inc Proj, Ser A	4.00%	10/15/37	505,003
1,250,000	W Vlgs FL Impt Dist Spl Assmt Rev Unit of Dev #7	4.00%	05/01/51	1,111,264
835,000	Westside FL CDD Spl Assmnt Rev Ref (b)	4.10%	05/01/37	806,512
210,000	WildBlue CDD FL Spl Assmnt (b)	3.50%	06/15/24	210,374
				156,809,563
	Georgia – 3.4%
1,040,000	Athens GA Hsg Auth Rev Univ of Georgia Proj	5.00%	06/15/32	1,222,067
1,090,000	Athens GA Hsg Auth Rev Univ of Georgia Proj	5.00%	06/15/33	1,274,362
1,145,000	Athens GA Hsg Auth Rev Univ of Georgia Proj	5.00%	06/15/34	1,333,272
9,040,000	Atlanta GA Arpt Passenger Fac Charge Rev Arpt Rev Subord, Ser D, AMT	4.00%	07/01/38	9,114,929
1,000,000	Atlanta GA Arpt Rev Ref, Ser C, AMT	4.00%	07/01/39	1,005,491
3,000,000	Atlanta GA Arpt Rev, Ser A	5.00%	07/01/42	3,419,885
650,000	Atlanta GA Tax Allocation Ref Eastside Proj	5.00%	01/01/30	717,367
625,000	De Kalb GA Priv Hosp Auth Children’s Hlthcare of Atlanta, Ser B	4.00%	07/01/37	640,207
500,000	Etowah GA Wtr & Swr Auth Rev Ref, BAM	4.00%	03/01/34	526,064
350,000	Etowah GA Wtr & Swr Auth Rev Ref, BAM	4.00%	03/01/35	364,124
400,000	Etowah GA Wtr & Swr Auth Rev Ref, BAM	4.00%	03/01/36	411,519
1,000,000	Fulton Cnty GA Dev Auth Rev Ref Children’s Hlthcare of Atlanta, Ser C	5.00%	07/01/35	1,135,077
2,775,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/31	2,871,470
750,000	GA St Hgr Edu Facs Auth Rev Ref USG Real Estate Fdtn II LLC Projs	5.00%	06/15/34	849,252

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Georgia (Continued)
$890,000	GA St Hgr Edu Facs Auth Rev Ref USG Real Estate Fdtn II LLC Projs	5.00%	06/15/35	$1,005,452
2,525,000	GA St Hsg & Fin Auth Rev SF Mtge, Ser C	3.25%	12/01/33	2,529,650
40,000	Gainesville & Hall Cnty GA Hosp Auth Ref NE GA Hlth Sys Inc Proj, Ser A	5.00%	02/15/26	43,718
5,800,000	Gainesville & Hall Cnty GA Hosp Auth Ref NE GA Hlth Sys Inc Proj, Ser A	4.00%	02/15/39	5,873,036
250,000	Geo L Smith II GA Congress Ctr Auth Convention Ctr Hotel First Tier, Ser A	4.00%	01/01/36	242,394
1,000,000	Geo L Smith II GA Congress Ctr Auth Convention Ctr Hotel First Tier, Ser A	4.00%	01/01/54	905,701
1,000,000	Glynn-Brunswick GA Memorial Hosp Auth Anticipation Ctfs SE GA Hlth Sys Proj	5.00%	08/01/47	1,023,779
985,000	Glynn-Brunswick GA Memorial Hosp Auth Ref Rev Anticipation Ctfs SE GA Hlth Sys Proj	4.00%	08/01/37	967,661
1,750,000	Madison Cnty GA Sch Dist Ref Capital Impt Proj, COPS	4.00%	05/01/32	1,816,804
175,000	Main Street Nat Gas Inc GA Gas Rev, Ser A	5.50%	09/15/23	180,599
1,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	05/15/27	1,083,971
2,630,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	05/15/30	2,874,640
4,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser B (Mandatory put 06/01/29) (e)	5.00%	12/01/52	4,287,137
2,850,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser C (Mandatory put 11/01/27) (b)	4.00%	08/01/52	2,827,483
10,500,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser C (Mandatory put 12/01/28)	4.00%	05/01/52	10,718,691
1,000,000	Muni Elec Auth of GA Plant Vogtle Units 3 & 4 Proj M Bonds, Ser A	5.00%	01/01/56	1,054,965
350,000	Muni Elec Auth of GA Ref Plant Vogtle Units 3 & 4 Proj J, Ser A, AGM	4.00%	01/01/39	355,926
320,000	Muni Elec Auth of GA Ref Plant Vogtle Units 3 & 4 Proj J, Ser A, AGM	4.00%	01/01/40	324,481
560,000	Priv Clgs & Univs Auth GA Mercer Univ Proj, Ser C	5.25%	10/01/27	563,523
275,000	Priv Clgs & Univs Auth GA Ref Mercer Univ Proj	5.00%	10/01/29	314,483
1,175,000	Priv Clgs & Univs Auth GA Savannah Clg of Art & Design Proj	5.00%	04/01/33	1,239,350
500,000	Priv Clgs & Univs Auth GA Savannah Clg of Art & Design Proj	5.00%	04/01/44	527,383
2,865,000	S Regl GA Jt Dev Auth Rev Ref Valdosta St Univ VSU ASRE GA Reade Hopper LLC	5.00%	08/01/35	3,242,097
				68,888,010
	Guam – 0.4%
2,000,000	Guam Govt Wtrwks Auth Wtr & Wstwtr Sys Rev, Ser A	5.00%	01/01/50	2,134,043
5,000,000	Guam Intl Arpt Auth Prerefunded Gen, Sec C, AGM, AMT	6.13%	10/01/43	5,249,944
300,000	Guam Port Auth Port Rev, Ser B, AMT	5.00%	07/01/32	328,270
				7,712,257
	Hawaii – 0.5%
4,980,000	HI St, Ser FG	4.00%	10/01/33	5,285,355
455,000	Honolulu City & Cnty HI Wstwtr Sys Rev Ref First Bond Resolution, Ser B	5.00%	07/01/40	514,727
2,450,000	Honolulu City & Cnty HI Wstwtr Sys Rev Ref Sr First Bd Resolution, Ser B	4.00%	07/01/32	2,555,939
2,000,000	Honolulu City & Cnty HI Wstwtr Sys Rev Sr First Bd Resolution, Ser A	4.00%	07/01/42	2,034,438
				10,390,459

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Idaho – 0.1%
$1,000,000	ID St Hlth Facs Auth Rev Ref Madison Memorial Hosp	5.00%	09/01/37	$1,046,129
	Illinois – 3.4%
1,210,000	Bolingbrook IL Ref, Ser A	4.00%	01/01/35	1,265,933
1,000,000	Bolingbrook IL Ref, Ser A, AGM	5.00%	01/01/30	1,142,848
1,000,000	Bolingbrook IL Ref, Ser A, AGM	5.00%	01/01/31	1,139,335
130,000	Chicago IL Brd of Edu Cap Apprec Sch Reform, Ser B-1, NATL-RE	(f)	12/01/22	128,925
500,000	Chicago IL Brd of Edu Ref Dedicated, Ser C	5.00%	12/01/30	535,406
2,500,000	Chicago IL Brd of Edu Ref, Ser B	5.00%	12/01/31	2,723,561
500,000	Chicago IL Brd of Edu, Ser A	5.00%	12/01/33	539,142
305,000	Chicago IL O’Hare Intl Arpt Rev Ref Gen Sr Lien, Ser A, AMT	5.00%	01/01/30	324,469
600,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien, Ser A, AMT	5.00%	01/01/37	647,747
610,000	Chicago IL O’Hare Intl Arpt Rev, Ser C, AMT	5.00%	01/01/34	635,179
450,000	Chicago IL Ref 2003B Remk	5.25%	01/01/29	471,139
185,000	Chicago IL Ref Proj, Ser A	5.00%	01/01/27	190,020
1,155,000	Chicago IL Ref Proj, Ser A	5.00%	01/01/35	1,177,650
500,000	Chicago IL Ref, Ser A	5.63%	01/01/29	548,448
500,000	Chicago IL Ref, Ser C	5.00%	01/01/25	525,068
645,000	Chicago IL Ref, Ser C	5.00%	01/01/26	687,662
270,000	Chicago IL Ref, Ser C	5.00%	01/01/38	279,719
145,000	Chicago IL Ref, Ser C, CABS	(f)	01/01/24	138,720
125,000	Chicago IL Ref, Ser C, CABS	(f)	01/01/25	115,388
2,060,000	Chicago IL, Ser A	5.00%	01/01/27	2,221,131
2,425,000	DuPage & Cook Cntys IL Twp High Sch Dist #86 Hinsdale	4.00%	01/15/36	2,528,514
505,000	Hampshire IL Spl Svc Area #14 Spl Tax Ref Lakewood Crossing, BAM	4.00%	03/01/25	531,768
170,000	Hillside IL Tax Incr Rev Ref	5.00%	01/01/24	171,940
305,000	IL St	5.00%	05/01/23	312,097
240,000	IL St	5.00%	05/01/24	251,820
125,000	IL St	5.00%	06/01/27	135,193
325,000	IL St Fin Auth Acad Facs Lease Rev Univ of Illinois at Urbana-Champaign Proj, Ser A	5.00%	10/01/33	371,242
850,000	IL St Fin Auth Acad Facs Lease Rev Univ of Illinois at Urbana-Champaign Proj, Ser A	5.00%	10/01/34	967,832
970,000	IL St Fin Auth Acad Facs Lease Rev Univ of Illinois at Urbana-Champaign Proj, Ser A	5.00%	10/01/35	1,102,038
300,000	IL St Fin Auth Acad Facs Lease Rev Univ of Illinois at Urbana-Champaign Proj, Ser A	5.00%	10/01/36	340,154
1,000,000	IL St Fin Auth Rev Centegra Hlth Sys, Ser A	5.00%	09/01/39	1,067,227
500,000	IL St Fin Auth Rev Loc Govt Prog E Prairie Sch Dist #73 Proj, BAM	5.00%	12/01/30	571,533
845,000	IL St Fin Auth Rev Ref Mercy Hlth Sys Oblig Grp	5.00%	12/01/33	901,796
35,000	IL St Fin Auth Rev Ref Presbyterian Homes Oblig Grp, Ser A	5.00%	11/01/24	36,688
1,010,000	IL St Fin Auth Rev Sthrn IL Hlthcare, Ser A	5.00%	03/01/47	1,052,554
6,600,000	IL St Fin Auth Rev Var Northshore Univ Hlth Sys, Ser B (a)	1.82%	08/15/49	6,600,000
500,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/27	514,069
95,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/31	96,518
465,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/32	470,767
320,000	IL St Ref	4.00%	08/01/25	320,432
115,000	IL St Ref, Ser B	5.00%	10/01/24	121,694
100,000	IL St Sales Tax Rev Ref Junior Oblig Build IL Bonds, Ser C	5.00%	06/15/29	110,502

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois (Continued)
$1,500,000	IL St, Ser A	5.00%	12/01/26	$1,639,134
2,500,000	IL St, Ser A	5.50%	03/01/42	2,834,245
2,000,000	IL St, Ser B	4.00%	12/01/37	1,960,836
6,200,000	IL St, Ser C	5.00%	11/01/29	6,741,615
1,250,000	IL St, Ser D	5.00%	11/01/23	1,296,479
1,005,000	IL St, Ser D	5.00%	11/01/24	1,065,078
325,000	IL St, Ser D	5.00%	11/01/26	354,797
1,500,000	Lincolnwood IL Tax Incr Allocation Rev Nts Dist 1860 Dev Proj, Ser A, COPS (b)	4.82%	01/01/41	1,347,460
500,000	Macon Cnty IL Sch Dist #61 Ref, Ser C, AGM	4.00%	01/01/28	539,221
1,175,000	Madison Bond Etc Cntys IL Cmnty Unit Sch Dist #5, Ser B, AGM (e)	5.50%	02/01/39	1,341,638
700,000	Madison Bond Etc Cntys IL Cmnty Unit Sch Dist #5, Ser B, AGM (e)	5.50%	02/01/40	797,537
3,635,000	Morton Grove-Niles Wtr Commn IL Wtr, Ser A	5.00%	12/01/41	4,056,122
405,000	Peoria IL Ref, Ser C, AGM	4.00%	01/01/33	433,114
1,000,000	Piatt Champaign & De Witt Cntys IL Cmnty Unit Sch Dist #25 Ref, Ser B, BAM	5.00%	11/01/33	1,115,870
145,000	Railsplitter IL Tobacco Stlmt Auth	5.00%	06/01/26	159,392
690,000	Railsplitter IL Tobacco Stlmt Auth	5.00%	06/01/27	756,857
645,000	Rockford IL Ref Wtrwks Sys, Ser B, BAM	5.00%	12/15/26	724,775
110,000	Romeoville IL Rev Ref Lewis Univ Proj	5.00%	10/01/24	115,461
125,000	Romeoville IL Rev Ref Lewis Univ Proj	5.00%	10/01/25	132,348
5,000,000	Will Cnty IL Cmnty High Sch Dist #210 Lincoln Way Ref, Ser A	4.00%	01/01/32	5,023,850
1,560,000	Woodford McLean & Livingston Cntys IL Cmnty United Sch Dist, Ser B, BAM	4.00%	11/01/36	1,651,626
				68,101,323
	Indiana – 1.9%
1,920,000	Carmel IN Loc Pub Impt Bond Bank Multipurpose, Ser 2016	5.00%	07/15/34	2,112,010
5,820,000	Carmel IN Loc Pub Impt Bond Bank, Ser A	4.00%	07/15/36	6,202,607
6,050,000	Carmel IN Loc Pub Impt Bond Bank, Ser A	4.00%	07/15/37	6,418,881
250,000	Fort Wayne IN Mf Hsg Rev Silver Birch at Cook Road (b)	5.30%	01/01/32	230,763
3,000,000	IN Fin Auth Midwestern Disaster Relief Rev OH Vly Elec Corp Proj Remk, Ser A	4.25%	11/01/30	3,086,489
1,250,000	IN St Fin Auth Envrnmntl Rev Ref Var Duke Energy IN Inc Proj Remk, Ser A-1, AMT (Mandatory put 06/01/32)	4.50%	05/01/35	1,287,734
930,000	IN St Fin Auth Hosp Rev Goshen Hlth, Ser A	4.00%	11/01/36	944,318
1,330,000	IN St Fin Auth Hosp Rev Goshen Hlth, Ser A	4.00%	11/01/37	1,344,143
1,000,000	IN St Fin Auth Hosp Rev Reid Hlth, AGM	5.00%	01/01/40	1,106,604
700,000	IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Acdmy Proj, Ser A (d)	5.25%	07/01/28	725,863
1,000,000	IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Acdmy Proj, Ser A (d)	5.88%	07/01/38	1,040,640
460,000	IN St Fin Auth Rev Greencroft Oblig Grp, Ser A	5.75%	11/15/28	483,376
55,000	IN St Fin Auth Rev Greencroft Oblig Grp, Ser A	6.00%	11/15/28	57,955
500,000	IN St Fin Auth Rev Marian Univ Proj, Ser A	5.00%	09/15/34	539,522
275,000	IN St Fin Auth Rev Ref Rev Cmnty Fdtn of NW IN	5.00%	09/01/31	299,242
5,000,000	IN St Muni Pwr Agy, Ser A	4.00%	01/01/39	5,188,884
550,000	NW Hendricks IN Multi-Bldg Corp	4.00%	07/15/30	599,672
450,000	NW Hendricks IN Multi-Bldg Corp	4.00%	07/15/31	488,553
400,000	NW Hendricks IN Multi-Bldg Corp	4.00%	07/15/32	431,647
500,000	NW Hendricks IN Multi-Bldg Corp	4.00%	07/15/33	537,463
1,700,000	Plainfield IN Mf Hsg Rev Glasswater Creek Proj	5.38%	09/01/38	1,506,208
1,025,000	Westfield Washington IN Multi Sch Bldg Corp Rev	4.00%	07/15/31	1,119,631

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Indiana (Continued)
$765,000	Westfield Washington IN Multi Sch Bldg Corp Rev	4.00%	07/15/33	$822,036
600,000	Zionsville IN Cmnty Schs Bldgcorp	4.00%	07/15/31	647,366
330,000	Zionsville IN Cmnty Schs Bldgcorp	4.00%	07/15/33	352,794
700,000	Zionsville IN Cmnty Schs Bldgcorp	4.00%	07/15/35	743,073
				38,317,474
	Iowa – 0.8%
1,000,000	Altoona IA, Ser A, COPS, BAM	5.00%	06/01/33	1,133,509
720,000	Altoona IA, Ser A, COPS, BAM	5.00%	06/01/34	813,682
2,385,000	Coralville IA Ref, Ser A	5.00%	05/01/38	2,505,913
2,000,000	IA St Fin Auth Midwstrn Disaster Area Rev Ref IA Fertilizer Company Proj (Mandatory put 12/01/42)	5.00%	12/01/50	2,125,972
8,190,000	Pefa Inc IA Gas Proj Rev (Mandatory put 09/01/26)	5.00%	09/01/49	8,653,459
200,000	Tobacco Stlmt Auth IA Tobacco Stlmt Rev Ref Sr, Ser A-2, Class 1	5.00%	06/01/32	223,482
300,000	Tobacco Stlmt Auth IA Tobacco Stlmt Rev Ref Sr, Ser A-2, Class 1	4.00%	06/01/35	305,207
200,000	Tobacco Stlmt Auth IA Tobacco Stlmt Rev Ref Sr, Ser A-2, Class 1	4.00%	06/01/38	201,600
300,000	Tobacco Stlmt Auth IA Tobacco Stlmt Rev Ref Sr, Ser A-2, Class 1	4.00%	06/01/39	301,682
				16,264,506
	Kansas – 1.0%
1,075,000	Goddard KS Sales Tax Spl Oblg Rev Ref Olympic Park Star Bond Proj	3.60%	06/01/30	1,021,931
4,210,000	Johnson & Miami Cntys KS Unif Sch Dist #230 Spring Hill, Ser A	5.00%	09/01/35	4,836,672
1,240,000	KS Muni Energy Agy Pwr Proj Rev Dogwood Proj, Ser A, BAM	5.00%	04/01/29	1,371,769
1,470,000	KS Muni Energy Agy Pwr Proj Rev Dogwood Proj, Ser A, BAM	5.00%	04/01/30	1,625,661
500,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/31	539,129
625,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/32	671,184
575,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/33	614,511
500,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/34	529,300
525,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/35	554,149
600,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/36	631,802
1,045,000	Lenexa KS Hlthcare Fac Rev Ref Lakeview Vlg Inc, Ser A	5.00%	05/15/26	1,088,774
2,800,000	Sedgwick Cnty KS Unif Sch Dist #260 Ref & Sch Bldg, Ser B	4.00%	10/01/38	2,890,501
2,000,000	Wyandotte Cnty Kansas City KS Unif Govt Util Sys Rev Impt, Ser A	5.00%	09/01/40	2,107,661
475,000	Wyandotte Cnty Kansas City KS Unif Govt Util Sys Rev Ref & Impt, Ser A	5.00%	09/01/29	500,533
2,000,000	Wyandotte Cnty KS Kansas City Unif Govt Spl Oblg Rev Ref Vlg E Proj Areas 2B 3 5 (b)	5.75%	09/01/39	2,016,019
150,000	Wyandotte Cnty KS Unif Sch Dist #202, Ser A, AGM	5.00%	09/01/32	171,624
				21,171,220
	Kentucky – 2.8%
5,550,000	Berea KY Eductnl Facs Rev Var Berea Clg Proj, Ser A (a)	1.84%	06/01/32	5,550,000
2,350,000	Bowling Green KY Wtr & Swr Rev, AGM	4.00%	06/01/32	2,486,064
1,000,000	Estrn KY Univ Gen Recpts, Ser A	5.00%	04/01/25	1,077,386
500,000	Hazard KY Hlthcare Rev Ref Appalachian Regl Hlthcare Proj	4.00%	07/01/39	497,187
3,755,000	KY Bond Dev Corp Indl Bldg Rev KY Commns Network Auth Proj, BAM	5.00%	09/01/38	4,214,247

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Kentucky (Continued)
$3,500,000	KY Bond Dev Corp Indl Bldg Rev KY Commns Network Auth Proj, BAM	5.00%	09/01/49	$3,834,851
145,000	KY St Econ Dev Fin Auth Baptist Hlthcare Sys, Ser B	5.00%	08/15/28	160,495
275,000	KY St Econ Dev Fin Auth Baptist Hlthcare Sys, Ser B	5.00%	08/15/36	292,188
3,000,000	KY St Econ Dev Fin Auth Baptist Hlthcare Sys, Ser B	5.00%	08/15/41	3,155,947
160,000	KY St Econ Dev Fin Auth Hlth Sys Rev Norton Hlthcare Inc, Ser B, NATL-RE	(f)	10/01/25	146,860
625,000	KY St Econ Dev Fin Auth Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/38	629,107
730,000	KY St Econ Dev Fin Auth Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/35	791,428
895,000	KY St Econ Dev Fin Auth Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/36	968,510
300,000	KY St Muni Pwr Agy Pwr Sys Rev Ref, Ser A, NATL-RE	5.00%	09/01/22	300,770
5,620,000	KY St Office Building Proj, Ser A, COPS	5.00%	04/15/38	6,216,750
3,000,000	KY St Property & Bldgs Commn Revs Proj #106, Ser A	5.00%	10/01/31	3,119,776
5,000,000	KY St Property & Bldgs Commn Revs Proj #124, Ser A, AGM	5.00%	11/01/37	5,671,294
5,395,000	KY St Pub Energy Auth Gas Sply Rev Gas Sply, Ser B (Mandatory put 01/01/25)	4.00%	01/01/49	5,500,797
3,370,000	KY St Pub Energy Auth Gas Sply Rev Var, Ser C (Mandatory put 02/01/28)	4.00%	02/01/50	3,453,088
450,000	KY St Pub Energy Auth Gas Sply Rev, Ser A (Mandatory put 04/01/24)	4.00%	04/01/48	458,881
1,580,000	KY St Pub Energy Auth Gas Sply Rev, Ser A-1 (Mandatory put 06/01/25)	4.00%	12/01/49	1,625,161
440,000	KY St Univ Proj, COPS, BAM	4.00%	11/01/46	450,616
1,000,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Norton Hlthcare Inc, Ser A	5.00%	10/01/38	1,080,334
500,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Norton Hlthcare Inc, Ser A	4.00%	10/01/40	498,619
3,315,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlthcare Inc, Ser A	5.00%	10/01/30	3,591,288
550,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlthcare Inc, Ser A	5.00%	10/01/31	594,111
290,000	Louisville & Jefferson Cnty KY Met Swr Dist Swr & Drain Sys Green Bond, Ser A	5.00%	05/15/29	342,878
45,000	Warren Cnty KY Hosp Rev Ref Bowling Green Warren Cnty Cmnty Hosp Corp	5.00%	04/01/23	46,051
				56,754,684
	Louisiana – 1.4%
1,260,000	E Baton Rouge Parish LA Capital Impts Dist MOVEBR Sales, Ser T	4.00%	08/01/35	1,357,343
1,520,000	E Baton Rouge Parish LA Capital Impts Dist MOVEBR Sales, Ser T	4.00%	08/01/36	1,624,319
2,530,000	E Baton Rouge Parish LA Capital Impts Dist MOVEBR Sales, Ser T	4.00%	08/01/38	2,657,317
6,500,000	E Baton Rouge Parish LA Swr Commn Rev Ref, Ser A	4.00%	02/01/45	6,556,647
1,000,000	LA Pub Facs Auth Rev Ref Ochsner Clinic Fdtn Proj	5.00%	05/15/36	1,063,154
250,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ascension Psh Courthouse Proj	5.00%	11/01/31	277,250
1,135,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev City of Gretna Pub Impt Bonds	4.00%	02/01/38	1,190,669
1,700,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ref Hosp Womans Fdtn Proj, Ser A	5.00%	10/01/37	1,809,600
380,000	LA Stadium & Exposition Dist LA Ref Sr, Ser A	5.00%	07/01/31	391,663
750,000	New Orleans LA Aviation Brd Gen Arpt N Term, Ser B, AMT	5.00%	01/01/28	822,539
750,000	New Orleans LA Aviation Brd Gen Arpt N Term, Ser B, AMT	5.00%	01/01/29	816,782

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Louisiana (Continued)
$200,000	New Orleans LA Aviation Brd Gen Arpt N Term, Ser B, AMT	5.00%	01/01/31	$215,888
1,160,000	New Orleans LA Aviation Brd, Ser B, AMT	5.00%	01/01/31	1,211,911
1,305,000	New Orleans LA Wtr Rev	5.00%	12/01/34	1,437,270
1,050,000	New Orleans LA Wtr Rev Ref	5.00%	12/01/28	1,129,673
625,000	Shreveport LA Wtr & Swr Rev Junior Lien, Ser A, AGM	5.00%	12/01/32	711,787
700,000	Shreveport LA Wtr & Swr Rev, Ser A, AGM	4.00%	12/01/41	714,560
1,650,000	Shreveport LA Wtr & Swr Rev, Ser B, BAM	5.00%	12/01/30	1,766,182
2,000,000	Shreveport LA Wtr & Swr Rev, Ser B, BAM	5.00%	12/01/33	2,223,466
				27,978,020
	Maine – 0.0%
1,000,000	ME St Fin Auth Green Bond Go Lab Madison, LLC Proj, AMT (b)	8.00%	12/01/51	829,661
	Maryland – 1.2%
565,000	Baltimore Cnty MD Rev Ref Oak Crest Vlg Inc Fac	4.00%	01/01/39	581,208
650,000	Baltimore Cnty MD Rev Ref Oak Crest Vlg Inc Fac	4.00%	01/01/40	667,144
600,000	Baltimore Cnty MD Rev Ref Riderwood Vlg Inc Proj	4.00%	01/01/33	634,617
685,000	Baltimore Cnty MD Rev Ref Riderwood Vlg Inc Proj	4.00%	01/01/34	721,915
650,000	Baltimore Cnty MD Rev Ref Riderwood Vlg Inc Proj	4.00%	01/01/36	679,669
700,000	Baltimore Cnty MD Rev Ref Riderwood Vlg Inc Proj	4.00%	01/01/38	726,289
1,120,000	Baltimore MD Rev Ref Sr, Ser B	5.00%	07/01/33	1,189,808
2,020,000	Baltimore MD Spl Oblig Ref E Baltimore Rsrch Park Proj, Ser A	5.00%	09/01/38	2,082,890
100,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (b)	2.75%	06/01/24	98,629
125,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (b)	2.80%	06/01/25	122,440
135,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (b)	2.85%	06/01/26	131,381
1,000,000	Gaithersburg MD Econ Dev Rev Ref Proj Asbury MD Oblig Grp, Ser A	4.50%	01/01/25	1,023,079
325,000	Harford Cnty MD Spl Oblg Ref Beechtree Estates Proj	4.00%	07/01/25	344,251
550,000	Harford Cnty MD Spl Oblg Ref Beechtree Estates Proj	4.00%	07/01/36	569,769
500,000	MD St Econ Dev Corp Stdt Hsg Rev Bowie St Univ Proj	4.00%	07/01/40	477,166
1,650,000	MD St Econ Dev Corp Stdt Hsg Rev Bowie St Univ Proj	5.00%	07/01/55	1,709,855
600,000	MD St Econ Dev Corp Stdt Hsg Rev Ref Sr Univ MD Proj	4.00%	07/01/24	605,936
2,490,000	MD St Econ Dev Corp Stdt Hsg Rev Ref Univ MD Clg Park Projs, AGM	5.00%	06/01/35	2,690,267
500,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Adventist Hlthcare Oblig Grp, Ser A	5.50%	01/01/26	543,266
5,000,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Johns Hopkins Hlth, Ser C	5.00%	05/15/38	5,133,574
555,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Adventist Hlthcare	4.00%	01/01/27	579,892
800,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Anne Arundel Hlth Sys, Ser A	5.00%	07/01/30	871,394
1,000,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Anne Arundel Hlth Sys, Ser A	5.00%	07/01/32	1,075,290
250,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Stevenson Univ Proj, Ser A	4.00%	06/01/35	247,234
225,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Stevenson Univ Proj, Ser A	4.00%	06/01/36	221,614
750,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Stevenson Univ Proj, Ser A	4.00%	06/01/46	696,427
790,000	MD St Ref, Ser B	5.00%	08/01/24	842,740
				25,267,744
	Massachusetts – 0.8%
925,000	Ludlow MA	4.00%	02/01/32	978,437

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Massachusetts (Continued)
$960,000	Ludlow MA	4.00%	02/01/33	$1,008,442
2,000,000	MA St Bay Transprtn Auth Sales Tax Rev Ref Sr, Ser B	5.25%	07/01/30	2,358,477
2,155,000	MA St Bay Transprtn Auth Sales Tax Rev Sr, Ser A	5.00%	07/01/45	2,288,471
250,000	MA St Dev Fin Agy Rev Linden Ponds Inc Fac (b)	5.00%	11/15/28	272,511
2,000,000	MA St Port Auth Spl Facs Rev Ref Bosfuel Proj, Ser A, AMT	5.00%	07/01/33	2,211,361
2,000,000	MA St Transprtn Fund Rev Rail Enhancement Prog, Ser A	5.00%	06/01/45	2,114,837
4,325,000	Worcester MA, AGM	4.00%	02/01/35	4,610,756
				15,843,292
	Michigan – 3.5%
240,000	Detroit MI Downtown Dev Auth Tax Incr Rev Ref Catalyst Dev Proj, Ser A, AGM	5.00%	07/01/32	252,752
500,000	Detroit MI Downtown Dev Auth Tax Incr Rev Ref Catalyst Dev Proj, Ser A, AGM	5.00%	07/01/33	526,471
250,000	Genesee Cnty MI Swr Disp Sys Rev, Ser A, BAM	4.00%	06/01/30	273,629
150,000	Genesee Cnty MI Swr Disp Sys Rev, Ser A, BAM	4.00%	06/01/32	162,593
155,000	Genesee Cnty MI Swr Disp Sys Rev, Ser A, BAM	4.00%	06/01/36	164,211
100,000	Genesee Cnty MI Swr Disp Sys Rev, Ser A, BAM	4.00%	06/01/37	105,070
150,000	Genesee Cnty MI Swr Disp Sys Rev, Ser A, BAM	4.00%	06/01/38	156,139
525,000	Grand Rapids MI Santn Swr Sys Rev Ref	5.00%	01/01/45	587,583
735,000	Grand Traverse Cnty MI Hosp Fin Auth Munson Hlthcare Oblig Grp, Ser A	5.00%	07/01/44	785,372
1,125,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Ref Sr Lien, Ser C	5.00%	07/01/28	1,245,207
575,000	Kalamazoo MI Econ Dev Corp Heritage Cmnty of Kalamazoo Revel Creek Proj Temps 60, Ser B2	2.63%	05/15/25	557,280
1,195,000	Lake Shore MI Pub Schs, Ser I	5.00%	11/01/37	1,378,283
1,000,000	Marquette MI Brd of Light & Pwr Elec Util Sys Rev Ref, Ser A	5.00%	07/01/29	1,113,427
1,915,000	Mattawan MI Consol Sch Dist, Ser I	5.00%	05/01/31	2,080,764
890,000	MI St Fin Auth Ltd Oblig Rev Ref Clg for Creative Studies Proj	5.00%	12/01/25	908,945
325,000	MI St Fin Auth Rev Loc Govt Loan Prog Great Lakes Wtr Auth Ref, Ser C	5.00%	07/01/27	351,305
2,000,000	MI St Fin Auth Rev Multi Modal McLaren Hlthcare, Ser A	4.00%	02/15/50	1,972,674
375,000	MI St Fin Auth Rev Prerefunded Che Trinity Hlth Credit Grp Ref, Ser 2013-5	4.00%	12/01/40	419,378
2,460,000	MI St Fin Auth Rev Ref 2nd Lien Great Lakes Wtr Auth, Ser C-7, NATL-RE	5.00%	07/01/29	2,594,511
1,070,000	MI St Fin Auth Rev Ref Beaumont Spectrum Consolidation, Ser A	5.00%	04/15/33	1,247,633
2,155,000	MI St Fin Auth Rev Ref Che Trinity Hlth Credit Grp Remk, Ser 2013-4	5.00%	12/01/39	2,365,813
4,050,000	MI St Fin Auth Rev Ref Henry Ford Hlth Sys	4.00%	11/15/35	4,101,316
2,565,000	MI St Fin Auth Rev Ref Henry Ford Hlth Sys	4.00%	11/15/36	2,587,969
7,905,000	MI St Fin Auth Rev Ref Henry Ford Hlth Sys	5.00%	11/15/41	8,345,606
2,000,000	MI St Fin Auth Rev Ref Hosp McLaren Hlth Care, Ser B	5.00%	05/15/33	2,112,680
2,500,000	MI St Fin Auth Rev Ref Hosp Trinity Hlth Credit Grp, Ser A-MI	5.00%	12/01/47	2,529,318
1,000,000	MI St Fin Auth Rev Ref Loc Govt Loan Prog Great Lakes Wtr Auth, Ser D-1	5.00%	07/01/34	1,065,741
5,500,000	MI St Fin Auth Rev Ref Loc Govt Loan Prog Great Lakes Wtr Auth, Ser D4	5.00%	07/01/29	5,795,424
7,000,000	MI St Fin Auth Rev Ref Loc Govt Loan Prog Great Lakes Wtr Auth, Ser D4	5.00%	07/01/30	7,361,148
500,000	MI St Fin Auth Rev Ref Loc Govt Loan Prog, Ser F1	3.80%	10/01/22	500,862
125,000	MI St Fin Auth Rev Ref Loc Govt Loan Prog, Ser F1	3.88%	10/01/23	126,389
2,500,000	MI St Fin Auth Rev Ref Sr Turbo, Ser A-2	5.00%	06/01/40	2,689,968
145,000	MI St Fin Auth Rev Ref Trinity Hlth Corp, Ser 2016MI	5.00%	12/01/33	156,706

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Michigan (Continued)
$1,000,000	MI St Hosp Fin Auth Ref Ascension Hlth Sr Cr Grp Remk, Ser F-4	5.00%	11/15/47	$1,082,705
565,000	MI St Hosp Fin Auth Ref Ascension Sr Credit Remk, Ser F7	5.00%	11/15/47	600,425
1,000,000	MI St Univ Revs Brd of Trustees, Ser B	5.00%	02/15/34	1,134,703
1,000,000	MI St Univ Revs Brd of Trustees, Ser B	4.00%	02/15/44	1,010,268
650,000	Midland MI Pub Schs Sch Bldg & Site, Ser II	5.00%	05/01/35	750,370
3,000,000	Royal Oak MI Hosp Fin Auth Ref Beaumont Hlth Credit Grp, Ser D	5.00%	09/01/39	3,156,713
1,990,000	Utica MI Cmnty Schs Ref Sch Bldg & Site	5.00%	05/01/31	2,207,222
1,350,000	Walled Lake MI Consol Sch Dist	5.00%	05/01/38	1,555,320
2,800,000	Wayne Cnty MI Arpt Auth Rev Ref, Ser F, AMT	5.00%	12/01/25	3,041,215
				71,161,108
	Minnesota – 0.4%
370,000	Duluth MN Indep Sch Dist #709 Ref, Ser B, COPS	5.00%	02/01/27	415,590
2,500,000	MN Muni Gas Agy Cmdy Sply Rev, Ser A	4.00%	12/01/25	2,604,618
580,000	Saint Paul MN Hsg & Redev Auth Hlthcare Fac Rev Ref HealthPartners Oblig Grp, Ser A	5.00%	07/01/30	611,606
500,000	Saint Paul MN Hsg & Redev Auth Hlthcare Fac Rev Ref HealthPartners Oblig Grp, Ser A	5.00%	07/01/32	523,050
3,420,000	Saint Paul MN Hsg & Redev Auth Hlthcare Fac Rev Ref HealthPartners Oblig Grp, Ser A	5.00%	07/01/33	3,570,606
500,000	Saint Paul Park MN Sr Hsg & Hlthcare Rev Ref Presbyterian Homes Bloomington Proj	3.00%	09/01/24	495,709
400,000	Saint Paul Park MN Sr Hsg & Hlthcare Rev Ref Presbyterian Homes Bloomington Proj	3.13%	09/01/25	395,188
				8,616,367
	Mississippi – 0.7%
3,500,000	MS St Busn Fin Commn Gulf Opportunity Zone Var Chevron USA Inc Pj, Ser C (a)	1.90%	12/01/30	3,500,000
5,000,000	MS St Hosp Equipment & Facs Auth Baptist Memorial Hlth Care, Ser A	5.00%	09/01/41	5,189,388
2,000,000	MS St, Ser A	5.00%	11/01/33	2,260,404
985,000	MS St, Ser B	5.00%	12/01/32	1,115,493
1,000,000	MS St, Ser C	4.00%	10/01/39	1,038,943
500,000	W Rankin MS Util Auth Rev, AGM	5.00%	01/01/32	539,072
1,215,000	W Rankin MS Util Auth Rev, AGM	5.00%	01/01/33	1,309,946
				14,953,246
	Missouri – 1.5%
285,000	Bridgeton MO Spl Oblig Rev Ref, Ser A	4.00%	12/01/30	309,406
300,000	Bridgeton MO Spl Oblig Rev Ref, Ser A	4.00%	12/01/31	324,557
2,150,000	Jackson Cnty MO Consol Sch Dist #4	4.00%	03/01/31	2,282,362
2,000,000	Jackson Cnty MO Consol Sch Dist #4	5.00%	03/01/35	2,177,811
220,000	Jackson Cnty MO Spl Oblig Ref Truman Sports Complex Proj	5.00%	12/01/22	222,366
700,000	Jackson Cnty MO Spl Oblig Ref Truman Sports Complex Proj	5.00%	12/01/31	745,817
1,670,000	Joplin MO Indl Dev Auth Hlth Facs Rev Ref Freeman Hlth Sys	5.00%	02/15/26	1,736,612
220,000	Lincoln Cnty MO Pub Wtr Sply Dist #1 Ref, COPS	4.00%	07/01/30	231,685
415,000	Lincoln Cnty MO Pub Wtr Sply Dist #1 Ref, COPS	4.00%	07/01/31	436,870
1,000,000	Lincoln Cnty MO Pub Wtr Sply Dist #1 Ref, COPS	4.00%	07/01/38	1,030,481
3,000,000	MO Jt Muni Elec Util Commn Pwr Proj Rev Ref Prairie St Proj, Ser A	5.00%	12/01/40	3,264,381
440,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Bethesda Hlth Grp Inc Ref	4.00%	08/01/36	433,046

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Missouri (Continued)
$410,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Bethesda Hlth Grp Inc Ref	4.00%	08/01/41	$397,251
750,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref Mosaic Hlth Sys, Ser A	5.00%	02/15/32	829,870
710,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref Mosaic Hlth Sys, Ser A	4.00%	02/15/39	719,948
160,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs	5.00%	02/01/23	161,813
245,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs	5.00%	02/01/25	252,340
1,000,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/27	1,020,042
650,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/28	662,352
1,960,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/29	1,989,523
2,120,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/31	2,133,916
1,105,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/32	1,106,748
7,540,000	MO St Hlth & Eductnl Facs Auth Var St Louis Univ, Ser B-1 (a)	1.89%	10/01/35	7,540,000
1,040,000	Saint Louis MO Muni Fin Corp Sales Tax Leasehold Rev Ref	5.00%	02/15/28	1,141,493
				31,150,690
	Montana – 0.4%
1,080,000	MT St Fac Fin Auth Hlthcare Facs Rev Montana Children’s Home and Hosp Proj, Ser A	4.00%	07/01/35	1,073,029
2,395,000	MT St Fac Fin Auth Hlthcare Facs Rev Montana Children’s Home and Hosp Proj, Ser A	4.00%	07/01/40	2,355,423
770,000	MT St Fac Fin Auth Hlthcare Facs Rev Montana Children’s Home and Hosp Proj, Ser B	5.00%	07/01/31	895,930
740,000	MT St Fac Fin Auth Rev Ref	5.00%	02/15/25	785,143
130,000	MT St Fac Fin Auth Rev Ref	5.00%	02/15/29	141,754
2,000,000	MT St Fac Fin Auth Rev Ref Scl Hlth Sys, Ser A	4.00%	01/01/36	2,058,094
				7,309,373
	Nebraska – 0.7%
1,745,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj #3	5.00%	09/01/27	1,749,654
300,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj No. 4	5.00%	01/01/24	310,280
5,870,000	Centrl Plains Energy Proj NE Gas Proj Rev Ref Proj #3, Ser A	5.00%	09/01/29	6,468,750
2,300,000	Centrl Plains Energy Proj NE Gas Proj Rev Var Proj #5, Ser 1 (Mandatory put 10/01/29)	5.00%	05/01/53	2,477,772
500,000	NE St Pub Pwr Dist Rev Gen, Ser C	5.00%	01/01/35	540,435
2,590,000	Omaha NE Pub Pwr Dist Elec Rev Sub Ref, Ser AA	5.00%	02/01/26	2,711,617
				14,258,508
	Nevada – 0.7%
750,000	Carson City NV Hosp Rev Ref Carson Tahoe Regl Med Ctr, Ser A	5.00%	09/01/30	818,523
1,685,000	Clark Cnty NV Detention Ctr	4.00%	06/01/35	1,764,810
870,000	Clark Cnty NV Impt Dist Ref Spl Loc Impt #151	4.50%	08/01/23	879,988
275,000	Clark Cnty NV Sch Dist Ref Bldg, Ser A, BAM	5.00%	06/15/30	309,123
4,000,000	Clark Cnty NV Sch Dist, Ser A	5.00%	06/15/37	4,656,991
250,000	Las Vegas NV Spl Impt Dist #616 Spl Impt Dist No 816 Summerlin Vlg 22	2.25%	06/01/27	226,830
250,000	Las Vegas NV Spl Impt Dist #616 Spl Impt Dist No 816 Summerlin Vlg 22	2.50%	06/01/28	225,197
1,230,000	Las Vegas Vly NV Wtr Dist Ref Wtr Impt, Ser A	5.00%	06/01/46	1,328,124
115,000	N Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	3.50%	06/01/24	115,434
135,000	N Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	3.75%	06/01/25	136,156
170,000	N Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	3.75%	06/01/26	171,217
240,000	N Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	3.75%	06/01/27	241,011
335,000	NV Dept of Busn & Ind NV Doral Acdmy, Ser A (b)	5.00%	07/15/27	343,860

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Nevada (Continued)
$300,000	Reno NV Capital Impt Rev Ref, Ser A-1, AGM	5.00%	06/01/29	$337,118
950,000	Reno NV Capital Impt Rev Ref, Ser A-1, AGM	5.00%	06/01/30	1,063,846
275,000	Reno NV Capital Impt Rev Ref, Ser A-1, AGM	5.00%	06/01/31	307,156
550,000	Sparks NV Tourism Impt Dist #1 Rev Ref Sales Tax Sr, Ser A (b)	2.50%	06/15/24	537,008
				13,462,392
	New Hampshire – 0.1%
2,740,000	NH St Hlth & Edu Facs Auth Rev Concord Hosp Trust	5.00%	10/01/42	2,886,096
	New Jersey – 1.8%
2,155,000	NJ St COVID-19 Go Emergency Bonds, Ser A	5.00%	06/01/27	2,431,104
450,000	NJ St Econ Dev Auth Mtr Vehcl Surcharge Rev Ref, Subser A, BAM	5.00%	07/01/28	501,598
500,000	NJ St Econ Dev Auth Ref, Ser A, BAM	5.00%	06/15/23	514,499
5,000,000	NJ St Econ Dev Auth Rev NJ Transit Transprtn Proj, Ser A	5.00%	11/01/44	5,340,054
350,000	NJ St Econ Dev Auth Rev Self Designated Social Bonds, Ser QQQ	4.00%	06/15/35	356,209
490,000	NJ St Econ Dev Auth Spl Fac Rev Ref Port Newark Container Terminal LLC Proj, AMT	5.00%	10/01/25	519,046
1,000,000	NJ St Hlthcare Facs Fing Auth Rev Ref Hackensack Meridian Hlth, Ser A	5.00%	07/01/24	1,055,453
1,290,000	NJ St Transprtn Trust Fund Auth Cap Apprec Transprtn Sys, Ser C, AMBAC	(f)	12/15/25	1,187,595
165,000	NJ St Transprtn Trust Fund Auth Fed Hwy Reimb Nts, Ser A-1, GARVEE	5.00%	06/15/28	180,039
1,750,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys Bonds, Ser A	5.00%	12/15/28	1,966,734
140,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys Bonds, Ser A	5.00%	12/15/39	151,273
3,040,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys, Ser A	5.00%	12/15/26	3,359,013
500,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys, Ser A	5.00%	12/15/30	554,927
1,000,000	NJ St Transprtn Trust Fund Auth Transprtn Prog Bonds, Ser AA	5.00%	06/15/34	1,091,697
1,400,000	NJ St Transprtn Trust Fund Auth Transprtn Sys, Ser D	5.25%	12/15/23	1,461,889
105,000	NJ St Transprtn Trust Fund Auth Transprtn Sys, Ser D	5.00%	12/15/24	111,722
220,000	NJ St Transprtn Trust Fund Auth, Ser BB	5.00%	06/15/31	243,057
1,000,000	NJ St Transprtn Trust Fund Auth, Ser BB	5.00%	06/15/33	1,096,635
500,000	Tobacco Stlmt Fing Corp NJ Ref, Ser A	5.00%	06/01/27	549,956
1,850,000	Tobacco Stlmt Fing Corp NJ Ref, Ser A	5.00%	06/01/37	1,983,161
5,505,000	Tobacco Stlmt Fing Corp NJ Ref, Ser A	5.25%	06/01/46	5,827,117
6,010,000	Tobacco Stlmt Fing Corp NJ Ref, Subser B	5.00%	06/01/46	6,131,345
				36,614,123
	New Mexico – 0.4%
325,000	Albuquerque NM Muni Sch Dist #12, Ser A	4.00%	08/01/32	355,981
500,000	Albuquerque NM Muni Sch Dist #12, Ser A	4.00%	08/01/35	539,808
400,000	Albuquerque NM Muni Sch Dist #12, Ser A	4.00%	08/01/36	429,700
265,000	Albuquerque NM Refuse Removal & Disp Rev	5.00%	07/01/31	314,568
185,000	Albuquerque NM Refuse Removal & Disp Rev	5.00%	07/01/32	217,933
290,000	Albuquerque NM Refuse Removal & Disp Rev	5.00%	07/01/33	339,968
565,000	Los Ranchos De Albuquerque NM Eductnl Facs Rev Ref Albuquerque Acdmy Proj	4.00%	09/01/33	601,239
375,000	Los Ranchos De Albuquerque NM Eductnl Facs Rev Ref Albuquerque Acdmy Proj	4.00%	09/01/34	397,696
300,000	Los Ranchos De Albuquerque NM Eductnl Facs Rev Ref Albuquerque Acdmy Proj	4.00%	09/01/35	317,205
300,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.00%	10/01/23	299,480
230,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.20%	10/01/24	229,424

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New Mexico (Continued)
$240,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.30%	10/01/25	$239,216
250,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.45%	10/01/26	248,767
260,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.55%	10/01/27	258,215
365,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	5.00%	10/01/33	367,948
825,000	NM St Hosp Equipment Loan Council Hosp Rev Ref	5.00%	06/01/32	907,857
1,000,000	NM St Hosp Equipment Loan Council Hosp Rev Ref	4.00%	06/01/33	1,014,572
1,360,000	NM St Hosp Equipment Loan Council Hosp Rev Ref	4.00%	06/01/34	1,363,457
520,000	Santa Fe NM Retmnt Fac Rev El Castillo Retmnt Proj, Ser A	5.00%	05/15/34	517,672
				8,960,706
	New York – 6.1%
460,000	Buffalo NY Muni Wtr Fin Auth, Ser A, AGM	4.00%	07/01/49	483,573
715,000	Hempstead Town NY Loc Dev Corp Rev Ref Hofstra Univ Proj, Ser A	4.00%	07/01/40	717,579
495,000	Hudson Yards Infra Corp NY 2nd Indenture Rev Ref, Ser A	5.00%	02/15/38	541,042
5,000,000	Long Island NY Pwr Auth Elec Sys Rev Elec Sys Rev Gen, Ser A, BAM	5.00%	09/01/44	5,221,015
175,000	Long Island NY Pwr Auth Elec Sys Rev Ref, Ser A	5.00%	09/01/38	199,383
500,000	Long Island NY Pwr Auth Elec Sys Rev Ref, Ser A	4.00%	09/01/39	512,263
2,150,000	Met Transprtn Auth NY Rev Ref Transprtn, Subser C-1	5.00%	11/15/34	2,252,160
4,000,000	Met Transprtn Auth NY Rev Transprtn, Subser D-1	5.00%	11/15/39	4,112,301
840,000	Monroe Cnty NY Indl Dev Corp Rev Ref Nazareth Clg of Rochester Proj, Ser A	5.00%	10/01/23	865,930
750,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev 2nd Gen Resolution, Sec CC-1	4.00%	06/15/42	756,153
915,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref 2nd Gen Resolution Fiscal 2018, Ser FF	5.00%	06/15/39	1,014,029
4,285,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref 2nd Gen Resolution, Subser CC-1	4.00%	06/15/33	4,483,169
3,000,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Var Second Gen Resolution, Sub FF-2 (a)	1.89%	06/15/44	3,000,000
5,000,000	New York City NY Transitional Fin Auth Rev Adj Subord Future Tax Secured Fiscal 2019, Ser A-4 (a)	1.89%	08/01/45	5,000,000
1,000,000	New York City NY Transitional Fin Auth Rev Future Tax Secured Sub Fiscal 2016, Ser A-1	5.00%	08/01/37	1,071,864
1,500,000	New York City NY Transitional Fin Auth Rev Future Tax Sub, Subser E-1	5.00%	02/01/37	1,622,330
1,350,000	New York City NY Transitional Fin Auth Rev Sub Future Tax Secured Fiscal 1999, Ser A, Subser E-1	5.00%	02/01/36	1,486,486
5,415,000	New York City NY Transitional Fin Auth Rev Sub Future Tax Secured Fiscal 1999, Ser A, Subser E-1	5.00%	02/01/40	5,914,818
2,500,000	New York City NY Transitional Fin Auth Rev Sub, Ser B-1	4.00%	11/01/38	2,570,934
10,000,000	New York City NY Transitional Fin Auth Rev, Subser B-1	4.00%	11/01/37	10,298,488
500,000	New York St Dorm Auth Revs Non St Supported Debt Ref-Northwell Hlth Oblig Grp, Ser A	5.00%	05/01/38	558,755
10,400,000	NY NY Adj Fiscal 2020, Subser B-3 (a)	1.90%	10/01/46	10,400,000
415,000	NY NY Fiscal 2020, Ser B-1	4.00%	10/01/37	429,595
5,690,000	NY NY Fiscal 2020, Ser B-1	4.00%	10/01/40	5,764,408
6,000,000	NY NY Fiscal 2022, Subser D-1	5.25%	05/01/39	7,019,374
6,000,000	NY NY, Ser F-1	5.00%	03/01/43	6,728,980
300,000	NY St Dorm Auth Revs Non St Supported Debt Ref Orange Regl Med Ctr (b)	5.00%	12/01/25	324,141
475,000	NY St Dorm Auth Revs Non St Supported Debt Sch Dists Bd Fing Prog, Ser A, AGM	4.00%	10/01/35	496,803

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$8,020,000	NY St Dorm Auth Sales Tax Rev Ref Sales & Use Tax, Ser C Bid Grp 3	5.00%	03/15/36	$8,937,020
2,850,000	NY St Dorm Auth St Personal Income Tax Rev Ref, Ser E	5.00%	03/15/34	3,077,214
2,000,000	NY St Transprtn Dev Corp Spl Fac Rev Delta Air Lines Inc LaGuardia Arpt Terminals C&D Redev, AMT	4.00%	10/01/30	2,015,463
2,720,000	NY St Transprtn Dev Corp Spl Fac Rev Delta Air Lines Inc LaGuardia Arpt Terminals C&D Redev, AMT	5.00%	10/01/35	2,868,603
200,000	NY St Urban Dev Corp Rev Ref St Personal Income Tax Rev, Ser C	5.00%	03/15/44	222,703
2,000,000	Onondaga Cnty NY Trust Cultural Res Rev Ref Syracuse Univ Proj	5.00%	12/01/39	2,278,885
500,000	Port Auth of NY & NJ NY Consol One Hundred Eighty Fifth Ref, AMT	5.00%	09/01/23	515,655
465,000	Port Auth of NY & NJ NY Ref Consol, Ser 186, AMT	5.00%	10/15/35	482,781
5,000,000	Port Auth of NY & NJ NY Ref Consol, Ser 198	5.25%	11/15/56	5,416,989
5,000,000	Port Auth of NY & NJ NY Ref, 194th Ser	5.00%	10/15/34	5,425,748
700,000	Suffolk NY Tobacco Asset Securitization Corp Tobacco Stlmt Ref Tobacco Stlmt Asset Backed Sr Bonds, Ser A-2	4.00%	06/01/50	662,812
8,000,000	Tsasc Inc NY Tsasc Inc Rev Ref Turbo, Subser B	5.00%	06/01/45	8,044,264
400,000	Yonkers NY Econ Dev Corp Eductnl Rev Chrt Sch Edu Excellence Proj, Ser A	4.00%	10/15/29	389,471
				124,183,181
	North Carolina – 1.1%
250,000	Buncombe Cnty NC Ltd Oblig Ref Rev, Ser A	5.00%	06/01/29	295,621
375,000	Buncombe Cnty NC Ltd Oblig Ref Rev, Ser A	5.00%	06/01/30	448,836
930,000	Charlotte NC Ref, Ser C, COPS	4.00%	06/01/36	982,100
575,000	Charlotte-Mecklenburg NC Hosp Auth Hlthcare Sys Rev Ref Carolinas Hlthcare Sys, Ser A	5.00%	01/15/34	610,304
750,000	Greenville NC Comb Enterprise Sys Rev Ref	5.00%	04/01/28	830,750
1,330,000	Monroe NC Comb Enterprise Sys Rev Ref	5.00%	03/01/28	1,460,998
1,000,000	NC St Agric & Tech Univ Ref Gen, Ser A	5.00%	10/01/40	1,067,792
400,000	NC St Capital Facs Fin Agy Eductnl Facs Rev Ref High Point Univ	5.00%	05/01/28	451,987
775,000	NC St Capital Facs Fin Agy Eductnl Facs Rev Ref High Point Univ	5.00%	05/01/29	886,372
900,000	NC St Capital Facs Fin Agy Stdt Rev Ref Hsg NC A&T Univ Fdtn Proj, Ser A, AGC	5.00%	06/01/26	973,299
1,270,000	NC St Med Care Commn Hlthcare Facs Rev the Presbyterian Homes Oblig Grp, Ser A	5.00%	10/01/45	1,334,160
1,500,000	NC St Med Care Commn Retmnt Facs Rev Pennybyrn at Maryfield Proj, Ser A	5.00%	10/01/50	1,473,204
630,000	NC St Med Care Commn Retmnt Facs Rev Ref United Methodist Retmnt Homes, Ser A	5.00%	10/01/29	672,573
470,000	NC St Med Care Commn Retmnt Facs Rev Ref United Methodist Retmnt Homes, Ser A	5.00%	10/01/32	501,761
750,000	NC St Med Care Commn Retmnt Facs Rev Ref United Methodist Retmnt Homes, Ser A	5.00%	10/01/37	800,682
500,000	NC St Med Care Commn Retmnt Facs Rev Ref United Methodist Retmnt Homes, Ser A	5.00%	10/01/47	533,788
3,000,000	NC St Turnpike Auth Ref Sr Lien, AGM	5.00%	01/01/38	3,358,444
5,715,000	NC St Turnpike Auth Sr Lien Triangle Expressway Sys, AGM	5.00%	01/01/49	6,373,442
				23,056,113

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	North Dakota – 0.0%
$500,000	Grand Forks ND Hlthcare Sys Rev Altru Hlth Sys Ref	4.00%	12/01/36	$497,156
	Ohio – 3.5%
750,000	Akron Bath Copley Jt Twp OH Hosp Dist Ref Summa Hlth Oblig Grp Hosp Facs Rev	4.00%	11/15/35	759,656
900,000	Akron Bath Copley Jt Twp OH Hosp Dist Ref Summa Hlth Oblig Grp Hosp Facs Rev	4.00%	11/15/36	909,419
2,600,000	Allen Cnty OH Hosp Facs Rev Ref, Ser A	5.00%	08/01/42	2,796,134
1,500,000	American Muni Pwr OH Inc OH Rev Ref Fremont Energy Ctr Proj, Ser A	4.00%	02/15/36	1,569,814
500,000	American Muni Pwr OH Inc OH Rev Ref Fremont Energy Ctr Proj, Ser A	4.00%	02/15/37	517,375
5,000,000	American Muni Pwr OH Inc OH Rev Ref Prairie St Energy Cmps Proj, Ser A	4.00%	02/15/36	5,208,749
100,000	Bowling Green OH St Univ Ref, Ser A	4.00%	06/01/38	104,020
195,000	Bowling Green OH St Univ Ref, Ser A	4.00%	06/01/39	202,385
1,000,000	Buckeye OH Tobacco Stlmt Fing Auth Ref Sr, Ser A-2, Class 1	4.00%	06/01/38	1,009,713
1,850,000	Buckeye OH Tobacco Stlmt Fing Auth Ref Sr, Ser A-2, Class 1	4.00%	06/01/39	1,862,739
2,400,000	Buckeye OH Tobacco Stlmt Fing Auth Ref Sr, Ser B-2, Class 2	5.00%	06/01/55	2,399,995
135,000	Butler Cnty OH Hosp Facs Ref UC Hlth	5.00%	11/15/30	147,677
1,500,000	Butler Cnty OH Hosp Facs Ref UC Hlth	5.00%	11/15/31	1,632,838
1,000,000	Butler Cnty OH Hosp Facs Ref UC Hlth	5.00%	11/15/32	1,083,679
370,000	Butler Cnty OH Port Auth Econdev Lease Rev Ref Cmnty First Solutions Oblg Grp Proj, Ser A	4.00%	05/15/46	379,337
1,000,000	Chillicothe OH City Sch Dist Ref, AGM	4.00%	12/01/31	1,038,791
80,000	Cleveland OH Pub Pwr Sys Rev Prerefunded Ref, Ser A, AGM	5.00%	11/15/24	85,875
1,000,000	Cleveland OH Pub Pwr Sys Rev Ref, Ser A, AGM	4.00%	11/15/35	1,052,113
420,000	Cleveland OH Pub Pwr Sys Rev Unrefunded Ref, Ser A, AGM	5.00%	11/15/24	450,224
310,000	Hamilton Cnty OH Hosp Facs Rev Ref Trihealth Inc Oblig Grp Proj, Ser A	5.00%	08/15/31	349,952
250,000	Hamilton Cnty OH Hosp Facs Rev Ref Trihealth Inc Oblig Grp Proj, Ser A	5.00%	08/15/32	279,144
380,000	Hamilton Cnty OH Hosp Facs Rev Ref Trihealth Inc Oblig Grp Proj, Ser A	5.00%	08/15/33	422,236
2,100,000	Hamilton Cnty OH Hosp Facs Rev UC Hlth	4.00%	09/15/50	2,033,353
1,000,000	Lancaster OH Port Auth Gas Rev Ref, Ser A (Mandatory put 02/01/25)	5.00%	08/01/49	1,059,683
960,000	Miami Cnty OH Hosp Facs Rev Ref & Impt Kettering Hlth Network Oblig Grp	5.00%	08/01/32	1,048,621
1,000,000	Miami Cnty OH Hosp Facs Rev Ref & Impt Kettering Hlth Network Oblig Grp	5.00%	08/01/33	1,088,136
3,000,000	Miami Cnty OH Hosp Facs Rev Ref & Impt Kettering Hlth Network Oblig Grp	5.00%	08/01/36	3,243,412
575,000	Miamisburg OH City Sch Dist Ref	5.00%	12/01/35	635,243
400,000	Montgomery Cnty OH Hosp Rev Ref Kettering Hlth Network Oblig Grp Proj	4.00%	08/01/37	407,542
1,375,000	Montgomery Cnty OH Hosp Rev Ref Kettering Hlth Network Oblig Grp Proj	4.00%	08/01/41	1,386,433
600,000	NE OH Med Univ Gen Recpts Ref, Ser A	4.00%	12/01/35	608,564
5,750,000	OH St Air Quality Dev Auth Exempt Facs Rev AMG Vanadium Proj, AMT (b)	5.00%	07/01/49	5,690,987
1,000,000	OH St Air Quality Dev Auth Ref American Elec Pwr Company Proj Remk, Ser B, AMT (Mandatory put 10/01/24)	2.10%	07/01/28	978,935
2,225,000	OH St Air Quality Dev Auth Ref OH Vly Elec Corp Proj, Ser A	3.25%	09/01/29	2,171,451

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Ohio (Continued)
$1,000,000	OH St Air Quality Dev Auth Var Ref Duke Energy Corp Proj, Ser A, AMT (Mandatory put 06/01/27)	4.25%	11/01/39	$1,032,138
2,000,000	OH St Air Quality Dev Auth Var Ref Duke Energy Corp Proj, Ser B (Mandatory put 06/01/27)	4.00%	09/01/30	2,060,186
1,000,000	OH St Hgr Edu, Ser A	5.00%	05/01/33	1,072,619
1,000,000	OH St Hgr Eductnl Fac Commn Denison Univ Proj	5.00%	11/01/38	1,119,237
1,000,000	OH St Hgr Eductnl Fac Commn Ref Rev Judson Oblig Grp 2020 Proj, Ser A	5.00%	12/01/45	1,029,452
700,000	OH St Hgr Eductnl Fac Commn Ref Univ of Dayton 2020 Proj	5.00%	02/01/35	778,025
2,455,000	OH St Hosp Rev Ref Univ Hosps Hlth Sys Inc, Ser E	4.00%	01/15/40	2,475,653
150,000	OH St Hosp Rev Ref, Ser A	5.00%	01/15/33	167,618
325,000	OH St Hosp Rev Ref, Ser A	5.00%	01/15/35	359,710
500,000	OH St Hosp Rev Ref, Ser A	4.00%	01/15/38	507,020
2,000,000	OH St Spl Oblig, Ser A-2	5.00%	04/01/30	2,143,455
2,500,000	OH St, Ser T	5.00%	05/01/32	2,799,959
6,325,000	Ross Cnty OH Hosp Rev Ref Adena Hlth Sys Oblig Grp Proj	5.00%	12/01/39	6,828,996
550,000	Sharonville OH Spl Oblg Rev	4.00%	12/01/39	571,117
500,000	Sharonville OH Spl Oblg Rev	4.00%	12/01/40	517,973
3,800,000	Sthrn OH Port Exempt Fac Rev Purecycle Proj, Ser A, AMT (b)	7.00%	12/01/42	3,424,326
				71,501,709
	Oklahoma – 0.8%
900,000	Catoosa OK Indl Auth Sales Tax Rev	4.50%	10/01/32	876,101
6,000,000	OK St Dev Fin Auth Sr OK Proton Ctr, Ser A1 (b)	7.25%	09/01/51	6,387,412
500,000	OK St Wtr Res Brd Revolving Fund Rev 2019 Master Trust	4.00%	04/01/33	541,458
2,815,000	Oklahoma City OK Arpt Trust Junior Lien, AMT	5.00%	07/01/34	3,089,796
1,040,000	Oklahoma City OK Arpt Trust Junior Lien, AMT	5.00%	07/01/47	1,116,687
1,000,000	Oklahoma Cnty OK Fin Auth Eductnl Facs Lease Rev Midwest City De City Pub Schs Proj	5.00%	10/01/25	1,086,471
1,000,000	Oklahoma Cnty OK Fin Auth Eductnl Facs Lease Rev Midwest City De City Pub Schs Proj	5.00%	10/01/26	1,110,076
1,000,000	Tulsa Cnty OK Indl Auth Sr Living Cmnty Rev Ref Montereau Inc Proj	5.00%	11/15/25	1,049,300
250,000	Tulsa Cnty OK Indl Auth Sr Living Cmnty Rev Ref Montereau Inc Proj	5.00%	11/15/26	264,793
1,000,000	Weatherford OK Indl Trust Eductnl Facs Lease Rev Weatherford Pub Schs Proj	5.00%	03/01/31	1,153,117
				16,675,211
	Oregon – 1.5%
500,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Rose Villa Proj, Ser A	5.25%	11/15/50	501,330
170,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Sr Living Willamette View Proj, Ser A	4.00%	05/15/26	170,763
250,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Sr Living Willamette View Proj, Ser A	5.00%	11/15/32	256,515
3,000,000	Marion & Polk Cntys OR Sch Dist #24J Salem, Ser C	4.00%	06/15/37	3,165,936
1,250,000	Medford OR Hosp Facs Auth Rev Ref Asante Proj, Ser A	5.00%	08/15/34	1,407,183
1,080,000	Medford OR Hosp Facs Auth Rev Ref Asante Proj, Ser A	5.00%	08/15/45	1,175,883
4,000,000	OR St Dept of Admin Svcs Lottery Rev, Ser A	5.00%	04/01/34	4,446,531
2,035,000	OR St Dept of Admin Svcs Lottery Rev, Ser A	5.00%	04/01/35	2,258,381
1,100,000	OR St Facs Auth Rev Ref Univ Portland, Ser A	5.00%	04/01/32	1,159,343
500,000	Oregon City OR	4.00%	06/01/37	529,322
1,060,000	Oregon City OR	4.00%	06/01/38	1,093,807
2,500,000	Portland OR Swr Sys Rev 2nd Lien, Ser A	4.50%	05/01/31	2,695,988

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Oregon (Continued)
$725,000	Tri-Cnty OR Met Transprtn Dist, Ser A	4.00%	09/01/39	$748,645
7,975,000	Tri-Cnty OR Met Transprtn Dist, Ser A, GARVEE	5.00%	10/01/31	8,928,326
1,000,000	Union Cnty OR Hosp Fac Auth Grande Ronde Hosp	5.00%	07/01/47	1,051,544
				29,589,497
	Pennsylvania – 6.8%
1,500,000	Allegheny Cnty PA Hosp Dev Auth Ref Allegheny Hlth Network Oblig Grp Issue, Ser A	5.00%	04/01/32	1,629,874
1,200,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	5.00%	07/15/32	1,355,335
505,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	5.00%	07/15/34	565,996
3,050,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	4.00%	07/15/35	3,108,236
4,480,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	4.00%	07/15/36	4,548,608
1,095,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	4.00%	07/15/37	1,106,989
1,340,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	4.00%	07/15/38	1,349,549
1,075,000	Allegheny Vly PA Jt Sewage Auth Green Bond, BAM	4.00%	08/01/47	1,097,846
900,000	Armstrong PA Sch Dist Ref, Ser A, BAM	5.00%	03/15/31	1,048,515
1,055,000	Armstrong PA Sch Dist Ref, Ser A, BAM	4.00%	03/15/36	1,101,749
500,000	Armstrong PA Sch Dist Ref, Ser A, BAM	4.00%	03/15/37	521,045
460,000	Berks Cnty PA Indl Dev Auth Hlthcare Facs Rev Ref Highlands at Wyomissing, Ser A	5.00%	05/15/32	482,934
735,000	Bucks Cnty PA Indl Dev Auth Hosp Rev St Luke’s Univ Hlth Network Proj	4.00%	08/15/38	738,446
1,050,000	Bucks Cnty PA Indl Dev Auth Hosp Rev St Luke’s Univ Hlth Network Proj	4.00%	08/15/44	1,036,568
1,185,000	Bucks Cnty PA Indl Dev Auth Ref Pennswood Vlg Proj, Ser A	5.00%	10/01/32	1,253,629
415,000	Bucks Cnty PA Indl Dev Auth Ref Pennswood Vlg Proj, Ser A	5.00%	10/01/33	438,765
765,000	Chester Cnty PA Indl Dev Auth Renaissance Acdmy Chrt Sch	5.00%	10/01/34	797,994
1,000,000	Cmwlth Fing Auth PA Tobacco Master Stlmt Payment Rev Tobacco Master Stlmt Payment Bonds	5.00%	06/01/25	1,074,577
410,000	Cmwlth Fing Auth PA Tobacco Master Stlmt Payment Rev Tobacco Master Stlmt Payment Bonds	5.00%	06/01/26	447,228
500,000	Colonial PA Sch Dist	5.00%	02/15/36	537,012
300,000	Colonial PA Sch Dist, Ser A	5.00%	02/15/34	327,132
270,000	Conestoga Vly PA Sch Dist	4.00%	02/01/31	290,212
300,000	Conestoga Vly PA Sch Dist	4.00%	02/01/32	320,408
2,910,000	Cumberland Cnty PA Muni Auth Penn St Hlth	4.00%	11/01/35	2,963,931
50,000	Cumberland Cnty PA Muni Auth Prerefunded Ref Diakon Lutheran Ministries Proj	5.00%	01/01/30	53,907
105,000	Cumberland Cnty PA Muni Auth Prerefunded Ref Diakon Lutheran Ministries Proj	5.00%	01/01/30	113,205
145,000	Cumberland Cnty PA Muni Auth Prerefunded Ref Diakon Lutheran Ministries Proj	5.00%	01/01/30	150,158
65,000	Cumberland Cnty PA Muni Auth Prerefunded Ref Diakon Lutheran Ministries Proj	5.00%	01/01/38	70,079
285,000	Cumberland Cnty PA Muni Auth Prerefunded Ref Diakon Lutheran Ministries Proj	5.00%	01/01/38	307,271
350,000	Cumberland Cnty PA Muni Auth Prerefunded Ref Diakon Lutheran Ministries Proj	5.00%	01/01/38	360,730

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$1,150,000	Cumberland Cnty PA Muni Auth Ref Diakon Lutheran Social Ministries	5.00%	01/01/25	$1,207,023
1,000,000	Cumberland Cnty PA Muni Auth Ref Diakon Lutheran Social Ministries	5.00%	01/01/33	1,044,239
1,660,000	Cumberland Cnty PA Muni Auth Ref Messiah Vlg Proj	5.00%	07/01/28	1,714,629
280,000	Deer Creek PA Drain Basin Allegheny Cnty Swr Rev Ref, AGM	4.00%	12/01/34	298,594
390,000	Deer Creek PA Drain Basin Allegheny Cnty Swr Rev Ref, AGM	4.00%	12/01/35	413,924
1,165,000	Dover PA Area Sch Dist, BAM	4.00%	04/01/32	1,232,499
100,000	Dubois PA Hosp Auth Penn Highlands Hlthcare	5.00%	07/15/32	108,676
115,000	Dubois PA Hosp Auth Penn Highlands Hlthcare	5.00%	07/15/33	124,505
245,000	Dubois PA Hosp Auth Penn Highlands Hlthcare	5.00%	07/15/34	263,797
290,000	Dubois PA Hosp Auth Penn Highlands Hlthcare	5.00%	07/15/35	311,641
715,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/28	766,280
770,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/29	822,467
2,500,000	Geisinger PA Auth Hlth Sys Rev Ref Geisinger Hlth Sys, Ser A-1	5.00%	02/15/45	2,631,133
760,000	Hermitage PA Muni Auth Ref, Ser C	4.00%	02/01/31	822,625
515,000	Hermitage PA Muni Auth Ref, Ser C	4.00%	02/01/33	551,129
1,730,000	Kiski Vly PA Wtr Poll Control Auth Ref, AGM	4.00%	09/01/42	1,746,119
930,000	Kutztown PA Area Sch Dist, AGM	4.00%	03/15/35	982,760
655,000	Kutztown PA Area Sch Dist, AGM	4.00%	03/15/36	685,217
480,000	Lancaster Cnty PA Hosp Auth Hlthcare Facs Rev Moravian Manors Inc Proj, Ser A	5.00%	06/15/30	496,315
1,110,000	Lancaster Cnty PA Hosp Auth Hlthcare Facs Rev Moravian Manors Inc Proj, Ser A	5.00%	06/15/38	1,128,644
1,000,000	Lancaster Cnty PA Hosp Auth Penn St Hlth	5.00%	11/01/38	1,095,782
1,000,000	Lancaster Cnty PA Hosp Auth Penn St Hlth	5.00%	11/01/39	1,093,489
1,700,000	Lancaster Cnty PA Hosp Auth Penn St Hlth	5.00%	11/01/41	1,845,553
750,000	Lancaster Cnty PA Hosp Auth Ref, St Annes Retmnt Cmnty Inc Proj	5.00%	03/01/45	737,018
750,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	4.00%	03/01/46	651,386
2,415,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	4.00%	03/01/51	2,041,546
405,000	Lebanon PA Auth Swr Rev Ref Green Bond, BAM	4.00%	12/15/29	435,460
420,000	Lebanon PA Auth Swr Rev Ref Green Bond, BAM	4.00%	12/15/30	448,075
1,550,000	Mechanicsburg PA Area Sch Dist, Ser A	4.00%	03/01/36	1,609,314
1,090,000	Mechanicsburg PA Area Sch Dist, Ser A	4.00%	03/01/38	1,118,171
300,000	Mifflinburg PA Area Sch Dist Ref, Ser A	4.00%	06/15/35	314,650
550,000	Mifflinburg PA Area Sch Dist Ref, Ser A	4.00%	06/15/36	572,890
610,000	Mifflinburg PA Area Sch Dist Ref, Ser A	4.00%	06/15/38	628,943
1,000,000	Montgomery Cnty PA Hgr Edu & Hlth Auth Ref Thomas Jefferson Univ Proj	4.00%	09/01/34	1,027,708
1,000,000	Montgomery Cnty PA Hgr Edu & Hlth Auth Ref Thomas Jefferson Univ Proj	4.00%	09/01/35	1,025,403
2,000,000	Montgomery Cnty PA Hgr Edu & Hlth Auth Ref Thomas Jefferson Univ Proj	4.00%	09/01/44	2,007,479
480,000	Montgomery Cnty PA Indl Dev Auth Ref Meadowood Sr Living Proj, Ser A	5.00%	12/01/26	514,459
100,000	Montgomery Cnty PA Indl Dev Auth Ref Waverly Heights Ltd Proj	4.00%	12/01/33	104,879
200,000	Montgomery Cnty PA Indl Dev Auth Ref Waverly Heights Ltd Proj	4.00%	12/01/34	208,947
580,000	Montgomery Cnty PA Indl Dev Auth Ref Waverly Heights Ltd Proj	5.00%	12/01/44	620,151
140,000	Northampton Cnty PA Gen Purp Auth Clg Rev Ref Moravian Clg	5.00%	10/01/25	148,704
225,000	Northampton Cnty PA Gen Purp Auth Clg Rev Ref Moravian Clg	5.00%	10/01/26	242,052
540,000	Northampton Cnty PA Gen Purp Auth Clg Rev Ref Moravian Clg	5.00%	10/01/31	570,067

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$1,800,000	Northampton Cnty PA Gen Purp Auth Hosp Rev Ref St Luke’s Univ Hlth Network Proj, Ser A	5.00%	08/15/28	$1,949,042
500,000	PA St 2nd, Ser CR, AGM	4.00%	09/15/31	529,302
50,000	PA St Econ Dev Fin Auth Rev UPMC Rev, Ser B	4.00%	03/15/40	50,069
2,500,000	PA St Econ Dev Fing Auth Solid Waste Disposal Rev Var Waste Mgmt Inc Proj Remk, AMT (Mandatory put 11/01/22)	2.00%	08/01/45	2,500,023
1,000,000	PA St Hgr Eductnl Facs Auth Rev Ref Drexel Univ	5.00%	05/01/25	1,069,305
1,105,000	PA St Hgr Eductnl Facs Auth Rev Ref Drexel Univ	5.00%	05/01/34	1,166,790
2,810,000	PA St Hsg Fin Agy SF Mtge Rev Non Ace, Ser 123B	3.45%	10/01/32	2,812,778
980,000	PA St Hsg Fin Agy SF Mtge Rev Non Ace, Ser 125B, AMT	3.70%	10/01/47	945,916
5,410,000	PA St Hsg Fin Agy SF Mtge Rev, Ser 127B	3.55%	10/01/33	5,411,173
565,000	PA St Turnpike Commn Turnpike Rev Conv Cap Apprec, Subser E	6.38%	12/01/38	663,377
1,000,000	PA St Turnpike Commn Turnpike Rev Ref	5.00%	12/01/33	1,055,213
4,940,000	PA St Turnpike Commn Turnpike Rev Ref Sub Mtr License Fund, 2nd Ser	5.00%	12/01/41	5,338,635
2,500,000	PA St Turnpike Commn Turnpike Rev Ref, Subser B	5.00%	06/01/36	2,662,434
550,000	PA St Turnpike Commn Turnpike Rev Subord, Ser A-1	5.00%	12/01/30	594,121
4,500,000	PA St Turnpike Commn Turnpike Rev, Subser A	4.00%	12/01/45	4,451,858
200,000	Parkland PA Sch Dist, Ser B	4.00%	02/01/34	213,851
300,000	Parkland PA Sch Dist, Ser B	4.00%	02/01/35	318,058
600,000	Parkland PA Sch Dist, Ser B	4.00%	02/01/36	629,012
1,085,000	Philadelphia PA Arpt Rev Ref Priv Activity, AGM, AMT	4.00%	07/01/37	1,095,606
750,000	Philadelphia PA Arpt Rev Ref Priv Activity, AGM, AMT	4.00%	07/01/40	752,705
620,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Mast Chrt Sch Proj	5.00%	08/01/40	646,497
375,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Mast Chrt Sch Proj	5.00%	08/01/50	385,119
2,250,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Philadelphia E&T Chrt High Sch, Ser A	4.00%	06/01/41	1,995,077
1,000,000	Philadelphia PA Auth for Indl Dev City Svc Agreement Rev	5.00%	05/01/35	1,119,478
1,000,000	Philadelphia PA Auth for Indl Dev City Svc Agreement Rev, BAM	5.00%	05/01/30	1,145,331
290,000	Philadelphia PA Gas Wks Rev Ref	5.00%	08/01/25	315,837
1,625,000	Philadelphia PA Gas Wks Rev Ref	5.00%	08/01/29	1,748,117
1,000,000	Philadelphia PA Gas Wks Rev Ref 1998 General Ordinance, 14th Ser	5.00%	10/01/29	1,102,949
455,000	Philadelphia PA Gas Wks Rev Ref 1998 General Ordinance, 14th Ser	5.00%	10/01/32	499,190
2,000,000	Philadelphia PA Gas Wks Rev Ref 1998 General Ordinance, 14th Ser	5.00%	10/01/34	2,189,266
5,235,000	Philadelphia PA Gas Wks Rev Ref 1998 General Ordinance, 15th Ser	5.00%	08/01/42	5,569,829
1,400,000	Philadelphia PA Gas Wks Rev Ref Sixteenth, Ser B, AGM	4.00%	08/01/39	1,431,155
500,000	Philadelphia PA Ref, Ser A	5.00%	08/01/26	556,352
500,000	Philadelphia PA Ref, Ser A	5.00%	08/01/27	567,976
225,000	Philadelphia PA Ref, Ser A	5.00%	08/01/27	255,589
750,000	Philadelphia PA Ref, Ser A	5.25%	07/15/28	789,525
500,000	Philadelphia PA Wtr & Wstwtr Rev, Ser A	5.00%	11/01/36	568,686
1,500,000	Philadelphia PA Wtr & Wstwtr Rev, Ser A	5.00%	11/01/45	1,673,334
100,000	Philadelphia PA, Ser B	5.00%	02/01/28	114,283
3,260,000	Philadelphia PA, Ser B, BAM	5.00%	02/01/34	3,779,598
1,885,000	Pittsburgh PA Sch Dist, Ser A, AGM	4.00%	09/01/34	1,996,819
310,000	Pittsburgh PA Wtr & Swr Auth, Ser B, AGM	5.00%	09/01/31	365,059
300,000	Pittsburgh PA Wtr & Swr Auth, Ser B, AGM	5.00%	09/01/32	351,750
400,000	Pittsburgh PA Wtr & Swr Auth, Ser B, AGM	5.00%	09/01/33	466,714
205,000	Pittsburgh PA Wtr & Swr Auth, Ser B, AGM	5.00%	09/01/34	238,317

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$300,000	S Wayne Cnty PA Wtr & Swr Auth Wtr & Swr Rev Ref, BAM	4.00%	02/15/34	$322,409
325,000	S Wayne Cnty PA Wtr & Swr Auth Wtr & Swr Rev Ref, BAM	4.00%	02/15/35	345,754
235,000	S Wayne Cnty PA Wtr & Swr Auth Wtr & Swr Rev Ref, BAM	4.00%	02/15/36	247,068
1,835,000	Scranton PA Sch Dist	4.00%	12/01/42	1,884,990
405,000	Southcentrl PA General Auth Rev Ref Hanover Hosp Inc	5.00%	12/01/23	420,779
390,000	Upper Darby PA Sch Dist, AGM	4.00%	04/01/31	421,435
250,000	Upper Darby PA Sch Dist, AGM	4.00%	04/01/34	265,294
300,000	Upper Darby PA Sch Dist, AGM	4.00%	04/01/35	315,671
250,000	Upper Darby PA Sch Dist, AGM	4.00%	04/01/36	261,011
200,000	Upper Darby PA Sch Dist, Ser A, BAM	4.00%	04/01/39	206,823
300,000	Upper Darby PA Sch Dist, Ser A, BAM	4.00%	04/01/40	309,086
300,000	Upper Darby PA Sch Dist, Ser A, BAM	4.00%	04/01/42	307,435
245,000	Upper Darby PA Sch Dist, Ser A, BAM	4.00%	04/01/43	250,477
105,000	W Cornwall Twp PA Muni Auth Ref Lebanon Vly Brethren Home Proj, Ser A	4.00%	11/15/28	107,577
135,000	W Cornwall Twp PA Muni Auth Ref Lebanon Vly Brethren Home Proj, Ser A	4.00%	11/15/29	137,993
215,000	W Cornwall Twp PA Muni Auth Ref Lebanon Vly Brethren Home Proj, Ser A	4.00%	11/15/36	213,357
1,970,000	Westmoreland Cnty PA Muni Auth Ref, BAM	5.00%	08/15/42	2,125,762
				137,836,306
	Puerto Rico – 0.7%
6,558,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1	4.50%	07/01/34	6,650,242
429,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(f)	07/01/27	362,416
3,092,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(f)	07/01/29	2,394,155
2,753,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(f)	07/01/31	1,929,554
2,500,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-2	4.33%	07/01/40	2,481,280
				13,817,647
	Rhode Island – 0.3%
150,000	Providence RI Pub Bldgs Auth Rev, Ser B, AGM	5.00%	06/15/31	172,733
320,000	Providence RI Pub Bldgs Auth Rev, Ser B, AGM	5.00%	06/15/33	363,799
230,000	Providence RI Pub Bldgs Auth Rev, Ser B, AGM	5.00%	06/15/35	258,768
1,125,000	RI St Hlth & Eductnl Bldg Corp Rev Ref Hosp Fing Lifespan Oblig Grp	5.00%	05/15/29	1,183,386
1,460,000	RI St Hlth & Eductnl Bldg Corp Rev Ref Hosp Fing Lifespan Oblig Grp	5.00%	05/15/32	1,515,526
1,700,000	RI St Hlth & Eductnl Bldg Corp Rev Ref Hosp Fing Lifespan Oblig Grp	5.00%	05/15/39	1,768,411
				5,262,623
	South Carolina – 0.4%
2,250,000	Berkeley Cnty SC Assmnt Rev Nexton Impt Dist	4.25%	11/01/40	2,250,481
1,000,000	Greenville SC Hosp Sys Brd Hosp Facs Rev, Ser B	5.00%	05/01/30	1,033,468
25,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	3.13%	12/01/22	25,034
1,310,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	5.00%	12/01/26	1,326,104

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	South Carolina (Continued)
$1,000,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	5.00%	12/01/31	$1,006,597
1,075,000	SC St Jobs Econ Dev Auth Econ Dev Rev Woodlands at Furman Proj, Ser A	5.00%	11/15/54	1,034,947
500,000	SC St Jobs Econ Dev Auth Hlth Facs Rev Ref Lutheran Homes of SC Inc	5.00%	05/01/42	470,072
30,000	SC St Jobs Econ Dev Auth Hosp Rev Ref Palmetto Hlth, Ser A	5.00%	08/01/23	31,019
355,000	SC St Pub Svc Auth Rev Ref, Ser A	4.00%	12/01/35	362,614
				7,540,336
	South Dakota – 0.2%
1,000,000	Lincoln Cnty SD Econ Dev Rev Ref Augustana Clg Assoc Proj, Ser A	4.00%	08/01/51	884,723
510,000	SD St Brd of Rgts Hsg & Auxiliary Fac Sys Rev	5.00%	04/01/31	564,853
505,000	SD St Brd of Rgts Hsg & Auxiliary Fac Sys Rev	5.00%	04/01/32	557,411
1,000,000	SD St Brd of Rgts Hsg & Auxiliary Fac Sys Rev Ref Hsg & Auxiliary Facs Sys	5.00%	04/01/30	1,128,689
420,000	SD St Brd of Rgts Hsg & Auxiliary Fac Sys Rev, Ser B	5.00%	04/01/29	447,618
170,000	SD St Hlth & Eductnl Facs Auth Ref Sanford Oblig Grp	5.00%	11/01/26	184,715
105,000	SD St Hlth & Eductnl Facs Auth Ref Sanford Oblig Grp	5.00%	11/01/35	111,429
200,000	SD St Hlth & Eductnl Facs Auth Ref Westhills Vlg Retmnt Cmnty Issue	3.00%	09/01/28	198,360
640,000	SD St Hlth & Eductnl Facs Auth Ref Westhills Vlg Retmnt Cmnty Issue	3.00%	09/01/32	599,113
				4,676,911
	Tennessee – 1.9%
250,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Commonspirit Hlth, Ser A-1	5.00%	08/01/34	271,633
200,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/37	201,838
825,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/34	896,389
5,590,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/44	5,946,298
325,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Stdt Hsg CDFI Phase I	5.00%	10/01/23	330,870
865,000	Met Govt Nashville & Davidson Cnty TN Elec Rev Sys, Ser A	5.00%	05/15/35	957,015
1,385,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Lipscomb Univ Proj, Ser A	5.00%	10/01/29	1,488,367
600,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Trevecca Nazarene Univ Proj	5.00%	10/01/29	633,844
400,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Trevecca Nazarene Univ Proj	5.00%	10/01/34	419,179
700,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Trevecca Nazarene Univ Proj	5.00%	10/01/39	725,265
3,000,000	Met Govt Nashville & Davidson Cnty TN, Ser A (e)	4.00%	01/01/37	3,173,836
2,080,000	Tennergy Corp TN Gas Rev, Ser A (Mandatory put 09/01/28)	4.00%	12/01/51	2,130,159
4,000,000	TN Energy Acq Corp Cmdy Proj Rev, Ser A (Mandatory put 11/01/31)	5.00%	05/01/52	4,342,465
4,000,000	TN St Energy Acq Corp Gas Rev (Mandatory put 11/01/25)	4.00%	11/01/49	4,106,628
3,435,000	TN St Energy Acq Corp Gas Rev Proj, Ser A (Mandatory put 05/01/23)	4.00%	05/01/48	3,478,272
50,000	TN St Energy Acq Corp Gas Rev, Ser A	5.25%	09/01/22	50,117
2,660,000	TN St Energy Acq Corp Gas Rev, Ser A	5.25%	09/01/26	2,872,998

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Tennessee (Continued)
$5,000,000	TN St Sch Bond Auth Hgr Eductnl Facs 2nd Prog Ref, Ser B	5.00%	11/01/45	$5,511,964
				37,537,137
	Texas – 7.4%
930,000	Arlington TX Hgr Edu Fin Corp Edu Rev	5.00%	08/15/31	1,094,570
975,000	Arlington TX Hgr Edu Fin Corp Edu Rev	5.00%	08/15/32	1,141,071
415,000	Arlington TX Hgr Edu Fin Corp Edu Rev	5.00%	08/15/33	482,655
525,000	Arlington TX Hgr Edu Fin Corp Edu Rev	5.00%	08/15/34	607,924
565,000	Arlington TX Hgr Edu Fin Corp Edu Rev	4.00%	08/15/35	585,585
875,000	Arlington TX Hgr Edu Fin Corp Edu Rev	4.00%	08/15/36	905,485
230,000	Arlington TX Hgr Edu Fin Corp Edu Rev Kipp TX Inc	5.00%	08/15/28	265,581
1,645,000	Arlington TX Hgr Edu Fin Corp Edu Rev Ref Legacy Trad Schs TX Proj, Ser A	4.13%	02/15/41	1,354,088
450,000	Austin TX Arpt Sys Rev, AMT	5.00%	11/15/33	470,727
350,000	Austin TX Arpt Sys Rev, AMT	5.00%	11/15/35	397,056
4,150,000	Austin TX Arpt Sys Rev, Ser B, AMT	5.00%	11/15/37	4,589,544
4,000,000	Austin TX Wtr & Wstwtr Sys Rev Ref	5.00%	11/15/42	4,402,499
900,000	Bexar Cnty TX Ref	4.00%	06/15/38	932,279
910,000	Bexar Cnty Tx Rev Ref Tax Exempt Venue Proj	4.00%	08/15/38	934,875
2,255,000	Brazoria Cnty TX Toll Road Auth Toll Road Rev Sub Lien, Ser A	5.00%	03/01/36	2,482,552
600,000	Brd of Managers TX Jt Guadalupe Cnty City of Seguin Hosp Mtg Ref	5.00%	12/01/24	625,196
305,000	Celina TX Spl Assmnt Rev Ref the Lakes at Mustang Ranch Pub Impt Dt Phase #1 Proj, BAM	4.00%	09/01/29	322,822
350,000	Centrl TX Regl Mobility Auth Rev Ref	5.00%	01/01/27	380,017
600,000	Centrl TX Regl Mobility Auth Rev Ref Sub Lien	5.00%	01/01/33	608,493
850,000	Centrl TX Regl Mobility Auth Rev Sr Lien, Ser A	5.00%	01/01/29	928,887
130,000	Centrl TX Regl Mobility Auth Rev, Ser B	5.00%	01/01/35	145,450
700,000	Centrl TX Regl Mobility Auth Rev, Ser B	5.00%	01/01/38	774,225
600,000	Centrl TX Regl Mobility Auth Rev, Ser B	4.00%	01/01/40	607,640
640,000	Centrl TX Regl Mobility Auth Rev, Ser B	4.00%	01/01/41	646,636
490,000	Clifton TX Hgr Edu Fin Corp Edu Rev Idea Pub Sch, Ser T	5.00%	08/15/28	560,447
500,000	Clifton TX Hgr Edu Fin Corp Edu Rev Idea Pub Schs	5.00%	08/15/32	500,765
840,000	Clifton TX Hgr Edu Fin Corp Edu Rev, Ser A	4.00%	12/01/25	850,208
415,000	Corpus Christi TX Util Sys Rev Junior Lien, Ser B	5.00%	07/15/35	483,394
4,425,000	Corpus Christi TX Util Sys Rev Ref Jr Lien	5.00%	07/15/33	5,024,984
2,365,000	Corpus Christi TX Util Sys Rev Ref Jr Lien	5.00%	07/15/35	2,672,523
1,300,000	Dallas TX Area Rapid Transit Sales Tax Rev Ref, Ser A	4.00%	12/01/34	1,396,395
750,000	Dallas TX Hotel Occupancy Tax Rev Ref	4.00%	08/15/36	765,446
490,000	Dallas TX Hotel Occupancy Tax Rev Ref	4.00%	08/15/37	498,753
4,350,000	Dallas-Fort Worth TX Intl Arpt Rev Ref, Ser A	4.00%	11/01/36	4,482,754
1,000,000	El Paso TX Ref, Ser A	4.00%	08/15/34	1,066,185
500,000	El Paso TX Ref, Ser A	4.00%	08/15/36	524,141
1,215,000	El Paso TX Wtr & Swr Rev	4.00%	03/01/33	1,318,463
1,000,000	El Paso TX Wtr & Swr Rev	4.00%	03/01/34	1,077,422
1,170,000	Galveston Cnty TX Muni Util Dist #54 Ref	2.50%	12/01/31	1,028,247
535,000	Gregory Portland TX Indep Sch Dist, Ser A	4.00%	02/15/32	580,253
1,000,000	Harris Cnty TX Cultural Edu Facs Fin Corp Med Facs Rev Ref Baylor Clg of Med	4.00%	11/15/30	1,045,638
1,100,000	Harris Cnty TX Ref Sr Lien Toll Road, Ser B	5.00%	08/15/36	1,179,277
2,600,000	Harris Cnty TX Ref Sr Lien, Ser A	5.00%	08/15/36	2,835,417
1,500,000	Hidalgo Cnty TX Regl Mobility Auth Toll & Vehcl Registration Sr Lien, Ser A	4.00%	12/01/37	1,477,945
1,770,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal E Proj, Ser A, AMT	5.00%	07/01/27	1,841,034

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$2,750,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal Impt Proj, Ser B-2, AMT	5.00%	07/15/27	$2,860,692
2,500,000	Houston TX Arpt Sys Rev Sub, Ser A, AMT	4.00%	07/01/39	2,509,988
250,000	Houston TX Arpt Sys Rev Sub, Ser A, AMT	4.00%	07/01/40	250,715
2,000,000	Houston TX Arpt Sys Rev United Airls Inc Terminal Impt Proj, Ser B-1, AMT	4.00%	07/15/41	1,820,892
1,730,000	Houston TX Cmnty Clg Ref	4.00%	02/15/37	1,790,620
500,000	Houston TX Hgr Edu Fin Corp Edu Rev Ref Harmony Pub Schs, Ser A	5.00%	02/15/26	523,100
1,000,000	Houston TX Hotel Occupancy Tax & Spl Rev Ref Convention & Entertainment Facs Dept	5.00%	09/01/32	1,114,660
1,000,000	Houston TX Util Sys Rev Ref 1st Lien Subord, Ser D	5.00%	11/15/29	1,089,709
225,000	Imperial Redev Dist TX, BAM	4.50%	05/01/24	234,926
225,000	Imperial Redev Dist TX, BAM	4.50%	05/01/26	245,856
225,000	Imperial Redev Dist TX, BAM	4.50%	05/01/27	249,679
700,000	Justin TX Spl Assmnt Rev Timberbrook Pub Imp Dt #1 Imp Area #2 Proj (b)	3.38%	09/01/41	594,511
500,000	Kyle TX Spl Assmnt Rev 6 Creeks Pid #1 (b)	4.63%	09/01/39	500,401
570,000	La Vernia TX Hgr Edu Fin Corp Edu Rev Meridian World Sch (b)	4.35%	08/15/25	590,888
545,000	La Vernia TX Hgr Edu Fin Corp Edu Rev Meridian World Sch, Ser A (b)	4.20%	08/15/25	564,537
1,250,000	Laredo TX Cmnty Clg Dist Combined Fee Rev Ref, BAM	4.00%	08/01/33	1,324,118
1,290,000	Leander TX Spl Assmnt Rev Crystal Springs Pub Impt Dist Proj Accd Inv (d)	5.13%	09/01/38	1,280,599
500,000	Liberty Hill TX Indep Sch Dist Ref	5.00%	08/01/30	556,963
1,800,000	Lower Colorado River TX Auth Rev Ref	5.00%	05/15/35	2,053,638
1,265,000	Lower Colorado River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/29	1,473,041
500,000	Lower Colorado River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/30	575,875
700,000	Lower Colorado River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/33	759,138
1,035,000	Lower Colorado River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/33	1,170,734
500,000	Lower Colorado River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/34	561,328
1,595,000	Lower Colorado River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/35	1,793,672
400,000	Lower Colorado River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/37	435,422
610,000	Lower Colorado River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/38	659,413
1,080,000	Lower Colorado River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/38	1,212,849
1,000,000	Lower Colorado River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/40	1,078,726
2,610,000	Lower Colorado River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/45	2,852,457
370,000	Mission TX Ctfs Oblig, AGM	5.00%	02/15/30	416,147
1,105,000	Montgomery TX Indep Sch Dist Ref Sch Bldg	5.00%	02/15/28	1,189,072
1,450,000	N Fort Bend TX Wtr Auth Wtr Sys Rev Ref, Ser A	4.00%	12/15/36	1,536,202
700,000	N Parkway Muni Mgmt Dist #1 TX Contract Rev Legacy Hills Pub Impt Dt Phase #1A-1B Impts (b)	4.25%	09/15/51	642,997
2,003,000	N Parkway Muni Mgmt Dist #1 TX Spl Assmnt Rev Major Impts Proj (b)	4.75%	09/15/41	1,990,433

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$250,000	N TX Tollway Auth Rev Ref 2nd Tier, Ser B	5.00%	01/01/27	$274,719
2,250,000	N TX Tollway Auth Rev Ref 2nd Tier, Ser B	5.00%	01/01/31	2,434,344
5,950,000	N TX Tollway Auth Rev Ref First Tier Bonds, Ser A	4.00%	01/01/37	6,137,323
170,000	N TX Tollway Auth Rev Ref Second Tier, Ser B	5.00%	01/01/29	197,566
1,525,000	N TX Tollway Auth Rev Ref Sys Second Tier, Ser B	5.00%	01/01/31	1,583,846
250,000	N TX Tollway Auth Rev Ref, Ser A	5.00%	01/01/33	269,373
1,330,000	N TX Tollway Auth Rev Second Tier, Ser B	4.00%	01/01/40	1,363,068
1,500,000	N TX Tollway Auth Rev Second Tier, Ser B	4.00%	01/01/41	1,531,698
1,415,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Longhorn Vlg Proj	5.00%	01/01/31	1,455,530
1,200,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Longhorn Vlg Proj	5.00%	01/01/32	1,230,974
250,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Wesleyan Homes Inc Proj Fin Corp	5.00%	01/01/50	210,385
2,000,000	New Hope Cultural Edu Facs Fincorp TX Edu Rev Ref Jubilee Acad Ctr (b)	4.00%	08/15/36	1,869,010
110,000	SA Energy Acq Pub Fac Corp TX Gas Sply Rev Gas Sply Rev	5.50%	08/01/27	121,874
2,010,000	San Antonio TX Wtr Rev Ref Wtr Sys Junior Lien, Ser C	5.00%	05/15/38	2,287,925
2,690,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Ref Baylor Scott & White Hlth Proj, Ser A	5.00%	11/15/45	2,839,412
750,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Ref Cook Children’s Med Ctr	4.00%	12/01/35	772,176
4,080,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Rev Christus Hlth, Ser B	5.00%	07/01/43	4,356,689
1,635,000	TX St Muni Gas Acq & Sply Corp I Gas Sply Rev Sr Lien, Ser A	5.25%	12/15/26	1,787,538
250,000	TX St Muni Gas Acq & Sply Corp III Gas Sply Rev Ref	5.00%	12/15/29	274,784
2,750,000	TX St Priv Activity Bond Surface Transprtn Corp Rev Segment 3C Proj, AMT	5.00%	06/30/58	2,829,141
7,510,000	TX St Transprtn Commn Central TX Turnpike Sys Rev Ref, Ser A	5.00%	08/15/39	8,412,529
865,000	TX St Transprtn Commn Central TX Turnpike Sys Rev Ref, Ser B	5.00%	08/15/37	903,467
2,130,000	TX St Univ Sys Fing Rev Ref, Ser A	4.00%	03/15/35	2,253,457
785,000	TX St Wtr Dev Brd St Wtr Implementation Fund, Ser A	5.00%	04/15/30	899,005
405,000	TX St Wtr Dev Brd St Wtr Implementation Fund, Ser A	5.00%	04/15/32	480,062
250,000	TX St Wtr Dev Brd St Wtr Implementation Rev Fund for TX	4.00%	10/15/32	265,107
150,000	Univ of Houston TX Univ Revs Ref, Ser A	5.00%	02/15/26	165,501
125,000	Univ of Houston TX Univ Revs Ref, Ser A	5.00%	02/15/28	137,692
3,250,000	Univ of Houston TX Univ Revs Ref, Ser A	5.00%	02/15/31	3,543,969
1,900,000	Univ of Houston TX Univ Revs Ref, Ser A	5.00%	02/15/35	2,052,381
1,560,000	Uptown Dev Auth TX Incr Contract Rev, Ser A	5.00%	09/01/36	1,620,396
500,000	Viridian TX Muni Mgmt Dist Ref Util Impt, BAM	6.00%	12/01/26	546,439
155,000	Viridian TX Muni Mgmt Dist Road Impt, BAM	5.00%	12/01/26	161,269
125,000	Viridian TX Muni Mgmt Dist Util Impt, BAM	5.00%	12/01/26	130,055
				150,798,250
	Utah – 1.1%
4,400,000	Black Desert Pub Infra Dist Sr Bonds, Ser A (b)	3.75%	03/01/41	3,699,495
1,180,000	Grand Cnty Sch Dist Loc Bldg Auth UT, AGM	5.00%	12/15/27	1,293,962
1,370,000	Grand Cnty Sch Dist Loc Bldg Auth UT, AGM	5.00%	12/15/30	1,487,382
1,400,000	Grand Cnty Sch Dist Loc Bldg Auth UT, AGM	5.00%	12/15/31	1,516,639
1,515,000	Grand Cnty Sch Dist Loc Bldg Auth UT, AGM	5.00%	12/15/32	1,640,708
1,500,000	Military Installation Dev Auth UT Tax Allocation Rev, Ser A-2	4.00%	06/01/41	1,257,997
3,000,000	Military Installation Dev Auth UT Tax Allocation Rev, Ser A-2	4.00%	06/01/52	2,329,252
400,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Quest Acdmy	5.00%	04/15/32	431,305
325,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Quest Acdmy	5.00%	04/15/37	349,367

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Utah (Continued)
$1,590,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Wallace Stegner Acdmy Proj, Ser A (b)	5.00%	06/15/49	$1,544,143
4,875,000	UT St Transit Auth Sales Tax Rev Ref Sub, BAM	5.00%	12/15/40	5,420,593
1,145,000	UT St Transit Auth Sales Tax Rev Ref, Subser A	5.00%	06/15/35	1,249,890
				22,220,733
	Vermont – 0.3%
550,000	Burlington VT Ref Lakeview Garage Proj, Ser A, COPS	5.00%	12/01/24	588,988
745,000	VT St Econ Dev Auth Mtge Rev Ref Wake Robin Corp Proj, Ser A	5.00%	05/01/25	767,874
585,000	VT St Econ Dev Auth Mtge Rev Ref Wake Robin Corp Proj, Ser A	5.00%	05/01/26	606,166
2,000,000	VT St Econ Dev Auth Solid Wst Disp Rev Var Casella Wst Sys Inc Remk, AMT (Mandatory put 04/03/28) (b)	4.63%	04/01/36	1,998,400
2,500,000	VT St Eductnl & Hlth Bldgs Fing Agy Rev Ref Univ of VT Med Ctr, Ser A	5.00%	12/01/33	2,669,899
				6,631,327
	Virginia – 1.0%
1,000,000	Chesapeake VA Hosp Auth Hosp Fac Rev Ref Chesapeake Regl Med Ctr	4.00%	07/01/35	1,017,245
1,365,000	Fairfax Cnty VA Econ Dev Auth Fac Rev Green Bond Cnty Fac Proj, Ser A	5.00%	10/01/39	1,595,846
1,100,000	Norfolk VA Redev & Hsg Auth Rev Ft Norfolk Retmnt Cmnty Harbors Edge Proj, Ser A	4.00%	01/01/29	1,077,414
5,595,000	Richmond VA Pub Util Rev, Ser A	4.00%	01/15/38	5,862,455
200,000	VA Clg Bldg Auth Eductnl Facs Rev Ref Regent Univ Proj	4.00%	06/01/36	198,029
350,000	VA Clg Bldg Auth Eductnl Facs Rev Ref Regent Univ Proj	4.00%	06/01/46	326,944
2,000,000	VA St Pub Bldg Auth Pub Facs Rev, Ser C, AMT	5.00%	08/01/33	2,183,913
1,000,000	VA St Res Auth Infra Rev Ref Infra VA Pooled Fing Prog, Ser C	4.00%	11/01/33	1,048,983
1,570,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/32	1,620,568
1,000,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/33	1,029,520
1,210,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/35	1,241,827
275,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/36	281,793
1,185,000	Wstrn VA Regl Jail Auth Regl Jail Facs Rev Prerefunded Ref	5.00%	12/01/34	1,336,713
1,180,000	Wstrn VA Regl Jail Auth Regl Jail Facs Rev Unrefunded Ref	5.00%	12/01/34	1,322,197
				20,143,447
	Washington – 2.0%
1,235,000	Benton Cnty WA Pub Util Dist #1 Ref	4.00%	11/01/36	1,286,934
1,090,000	Centrl Puget Sound WA Regl Transit Auth Green Bond, Ser S-1	5.00%	11/01/36	1,201,373
1,250,000	Centrl Puget Sound WA Regl Transit Auth Sales & Use Tax Green Bond Ref & Impt, Ser S-1	5.00%	11/01/35	1,381,330
1,250,000	Energy NW WA Elec Rev Ref Columbia Generating Sys, Ser A	5.00%	07/01/38	1,335,078
1,500,000	Fyi Properties WA Lease Rev Ref Green Bond WA Dis Proj	5.00%	06/01/38	1,651,579
530,000	Kalispel Tribe of Indians Priority Dist WA Rev, Ser A (b)	5.00%	01/01/32	574,771
1,500,000	King Cnty WA Swr Rev Ref & Impt, Ser B	5.00%	07/01/39	1,547,567
3,000,000	Seattle WA Drain & Wstwtr Rev Ref	4.00%	07/01/36	3,163,265
270,000	Skagit Cnty WA Pub Hosp Dist #1 Ref & Impt Skagit Regl Hlth	4.00%	12/01/24	278,017
110,000	Skagit Cnty WA Pub Hosp Dist #1 Ref & Impt, Ser A	5.00%	12/01/22	111,198
500,000	Snohomish Cnty WA Hsg Auth	5.00%	04/01/34	552,911

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Washington (Continued)
$5,000,000	WA St Convention Ctr Pub Facs Dist Sub	4.00%	07/01/58	$4,558,233
525,000	WA St Hgr Edu Facs Auth Seattle Univ Proj Rev	4.00%	05/01/45	520,178
3,500,000	WA St Hlth Care Facs Auth Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/44	3,723,084
1,850,000	WA St Hlthcare Facs Auth Overlake Hosp Med Ctr, Ser A	5.00%	07/01/35	2,002,376
305,000	WA St Hlthcare Facs Auth Seattle Cancer Care Alliance (b)	5.00%	12/01/28	342,890
170,000	WA St Hlthcare Facs Auth Seattle Cancer Care Alliance (b)	5.00%	12/01/29	193,055
450,000	WA St Hlthcare Facs Auth Seattle Cancer Care Alliance (b)	5.00%	12/01/32	503,364
50,000	WA St Hsg Fin Commn Nonprofit Hsg Rev Ref Emerald Heights Proj	5.00%	07/01/28	51,021
500,000	WA St Hsg Fin Commn Nonprofit Hsg Rev Transforming Age Proj, Ser A (b)	5.00%	01/01/44	485,306
2,458,366	WA St Hsg Fin Commn Social Ctf, Ser A-1	3.50%	12/20/35	2,335,214
2,500,000	WA St Ref R-2015D	5.00%	07/01/32	2,669,590
1,100,000	WA St, Ser 2020A	5.00%	08/01/35	1,265,815
3,270,000	WA St, Ser 2020A	5.00%	08/01/44	3,669,375
4,000,000	WA St, Ser B	5.00%	02/01/36	4,264,798
				39,668,322
	West Virginia – 0.0%
1,000,000	S Charleston WV Spl Dist Excise Tax Ref S Charleston Park Place Proj, Ser A (b)	4.25%	06/01/42	849,082
	Wisconsin – 2.2%
825,000	Fond Du Lac WI Sch Dist, Ser A, BAM	4.00%	04/01/35	871,045
1,255,000	Fond Du Lac WI Sch Dist, Ser A, BAM	4.00%	04/01/36	1,323,488
1,375,000	Pub Fin Auth WI Chrt Sch Rev Eno River Acdmy Proj, Ser A (b)	5.00%	06/15/54	1,355,504
500,000	Pub Fin Auth WI Chrt Sch Rev Founders of Acdmy Las Vegas Proj, Ser A (b)	5.00%	07/01/40	506,616
1,240,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Acdmy Las Vegas Proj, Ser A (b)	4.20%	07/15/27	1,252,680
1,250,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Acdmy Las Vegas Proj, Ser A (b)	5.13%	07/15/37	1,291,650
2,000,000	Pub Fin Auth WI Edu Rev Coral Acdmy of Science Las Vegas, Ser A	4.00%	07/01/51	1,694,486
1,285,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	4.00%	07/01/27	1,293,590
1,730,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	5.00%	07/01/37	1,754,532
1,000,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	5.00%	07/01/47	1,008,415
1,000,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	5.00%	07/01/52	1,007,243
1,275,000	Pub Fin Auth WI Edu Rev Triad Eductnl Sers Inc, Ser A	4.00%	06/15/41	1,187,662
425,000	Pub Fin Auth WI Eductnl Rev Piedmont Cmnty Chrt Sch	5.00%	06/15/34	449,409
1,000,000	Pub Fin Auth WI Exempt Facs Rev Ref Celanese Proj, Ser B, AMT	5.00%	12/01/25	1,063,555
1,250,000	Pub Fin Auth WI Hosp Rev Ref Renown Regl Med Ctr Proj, Ser A	4.00%	06/01/35	1,256,519
2,000,000	Pub Fin Auth WI Hosp Rev Ref Renown Regl Med Ctr Proj, Ser A	4.00%	06/01/39	1,950,561
600,000	Pub Fin Auth WI Retmnt Cmntys Rev Acts Retmnt Life Cmntys Inc Oblig Grp, Ser A	4.00%	11/15/37	593,878
1,450,000	Pub Fin Auth WI Retmnt Fac Rev Ref Penick Vlg Oblig Grp (b)	5.00%	09/01/49	1,297,894
1,000,000	Pub Fin Auth WI Retmnt Fac Rev Southminster (b)	5.00%	10/01/43	969,454
2,000,000	Pub Fin Auth WI Rev Green Bond Fargo Moorhead Met Area Flood Mgmnt, AMT	4.00%	09/30/51	1,737,425
1,500,000	Pub Fin Auth WI Rev Sr Proton Intl AR LLC, Ser A (b)	6.50%	01/01/41	1,295,325
600,000	Pub Fin Auth WI Rev TX Biomedical Rsrch Institute Proj, Ser A	4.00%	06/01/37	593,425
535,000	Pub Fin Auth WI Rev TX Biomedical Rsrch Institute Proj, Ser A	4.00%	06/01/38	528,066

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Wisconsin (Continued)
$1,595,000	Pub Fin Auth WI Stdt Hsg Rev Nc A&T Real Estate Fdtn LLC Proj, Ser B	5.00%	06/01/39	$1,649,867
1,300,000	WI St Gen Fund Annual Approp Rev Ref, Ser B	5.00%	05/01/34	1,417,297
100,000	WI St Hlth & Eductnl Facs Auth Rev Marshfield Clinic Hlth Sys, Ser A	4.00%	02/15/36	100,937
3,650,000	WI St Hlth & Eductnl Facs Auth Rev Ref Ascension Hlth Credit Grp, Ser A	5.00%	11/15/36	3,911,889
1,000,000	WI St Hlth & Eductnl Facs Auth Rev Ref Ascension Hlth Credit Grp, Ser A	5.00%	11/15/39	1,065,641
1,780,000	WI St Hlth & Eductnl Facs Auth Rev Ref Beloit Hlth Sys Inc	4.00%	07/01/36	1,820,322
1,135,000	WI St Hlth & Eductnl Facs Auth Rev Ref Froedtert Hlth Inc Oblg, Ser A	4.00%	04/01/39	1,124,586
500,000	WI St Hlth & Eductnl Facs Auth Rev Ref Marquette Univ	5.00%	10/01/28	502,942
500,000	WI St Hlth & Eductnl Facs Auth Rev Ref Marshfield Clinic Hlth Sys Inc, Ser B1 (Mandatory put 02/15/25)	5.00%	02/15/52	529,946
1,500,000	WI St Hlth & Eductnl Facs Auth Rev Ref Marshfield Clinic Hlth Sys Inc, Ser B2 (Mandatory put 02/15/27)	5.00%	02/15/51	1,651,532
1,175,000	WI St Hlth & Eductnl Facs Auth Rev Ref Prohealth Care Oblig Grp	5.00%	08/15/31	1,222,001
175,000	WI St Hlth & Eductnl Facs Auth Rev Ref Prohealth Care Oblig Grp	5.00%	08/15/33	181,310
700,000	WI St Hlth & Eductnl Facs Auth Rev Ref Rogers Memorial Hosp Inc, Ser A	5.00%	07/01/44	727,199
800,000	WI St Hlth & Eductnl Facs Auth Rev Ref Rogers Memorial Hosp Inc, Ser A	5.00%	07/01/49	828,426
435,000	WI St Hlth & Eductnl Facs Auth Rev St Johns Cmntys Inc Proj, Ser A	5.00%	09/15/30	450,529
2,000,000	WI St Ref, Ser 3	4.00%	11/01/34	2,119,657
				45,586,503
	Wyoming – 0.0%
250,000	Laramie Cnty WY Hosp Rev Ref Cheyenne Regl Med Ctr Proj	4.00%	05/01/29	271,062
500,000	Laramie Cnty WY Hosp Rev Ref Cheyenne Regl Med Ctr Proj	4.00%	05/01/34	518,806
				789,868

Total Investments – 98.2%	1,994,515,663
(Cost $2,046,745,552)
Net Other Assets and Liabilities – 1.8%	35,814,445
Net Assets – 100.0%	$2,030,330,108

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury Long Bonds	Short	228	Sep 2022	$ (32,832,000)	$(931,875)
Ultra 10-Year U.S. Treasury Notes	Short	471	Sep 2022	(61,818,750)	(2,151,000)
				$(94,650,750)	$(3,082,875)

(a)	Variable Rate Demand bond. Interest rate is reset periodically by the agent based on current market conditions.

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2022, securities noted as such amounted to $122,478,552 or 6.0% of net assets.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(d)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(e)	When-issued security. The interest rate shown reflects the rate in effect at July 31, 2022. Interest will begin accruing on the security’s first settlement date.
(f)	Zero coupon bond.

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
CABS	Capital Appreciation Bonds
COPS	Certificates of Participation
GARVEE	Grant Anticipation Revenue Vehicle
NATL-RE	National Public Finance Guarantee Corp.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2022 is as follows:
ASSETS TABLE
	Total Value at 7/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 1,994,515,663	$ —	$ 1,994,515,663	$ —

LIABILITIES TABLE
	Total Value at 7/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ (3,082,875)	$ (3,082,875)	$ —	$ —

*	See Portfolio of Investments for state and territory breakout.

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Restricted Securities
As of July 31, 2022, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.
Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
Brookstone CDD FL Spl Assmnt Rev CDD, 3.88%, 11/01/23	01/24/18	$185,000	$100.08	$185,000	$185,149	0.01%
IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Acdmy Proj, Ser A, 5.25%, 07/01/28	09/04/18	700,000	103.69	705,231	725,863	0.04
IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Acdmy Proj, Ser A, 5.88%, 07/01/38	09/04/18	1,000,000	104.06	1,003,572	1,040,640	0.05
Leander TX Spl Assmnt Rev Crystal Springs Pub Impt Dist Proj Accd Inv, 5.13%, 09/01/38	05/04/18	1,290,000	99.27	1,290,000	1,280,599	0.06
Timber Creek CDD FL Spl Assmnt Rev, 4.13%, 11/01/24	06/21/18	135,000	100.64	135,000	135,868	0.01
				$3,318,803	$3,368,119	0.17%